Filed with the Securities and Exchange Commission on April 2, 1998

                                        1933 Act Registration File No. 333-13593
                                                      1940 Act File No. 811-7853

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                          |_|
                                       -----
         Post-Effective Amendment No.      2                  |X|
                                       -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No.    4                                   |X|
                      -----
         (Check appropriate box or boxes.)

                         KALMAR POOLED INVESTMENT TRUST
               (Exact Name of Registrant as Specified in Charter)

           BARLEY MILL HOUSE, 3701 KENNETT PIKE, GREENVILLE, DE 19807
               (Address of Principal Executive Offices) (Zip Code)

                 with a copy of communications to:

                           Joseph V. Del Raso, Esquire
                               Pepper Hamilton LLP
                              3000 Two Logan Square
                               18th & Arch Streets
                             Philadelphia, PA 19103

       Registrant's Telephone Number, including Area Code: (302) 658-7575

               FORD B. DRAPER, JR., PRESIDENT, BARLEY MILL HOUSE,
                    3701 KENNETT PIKE, GREENVILLE, DE 19807
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

         |X| immediately upon filing pursuant to paragraph (b) |_| on _________ pursuant to paragraph (b)
         |_| 60 days after filing pursuant to paragraph (a)(1) |_| on pursuant to paragraph (a)(1)
         |_| 75 days after filing pursuant to paragraph (a)(2) |_| on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS-REFERENCE SHEET
                             Pursuant to Rule 481(a)

                         KALMAR POOLED INVESTMENT TRUST

                           Items Required By Form N-1A

                               PART A - PROSPECTUS

FORM N-1A
ITEM NUMBER                                         LOCATION IN PROSPECTUS

   1.        Cover Page                             Cover

   2.        Synopsis                               Expenses of the Fund

   3.        Condensed Financial Information        Financial Highlights

   4.        General Description of Registrant      Prospectus Cover; Investment
                                                    Objective and Policies;
                                                    Risks and Special
                                                    Considerations

   5.        Management of the Fund                 Board of Trustees;
                                                    Investment Adviser; Fund
                                                    Officers and Portfolio
                                                    Managers; Distributor;
                                                    Administrator; Transfer
                                                    Agent; and Custodian;
                                                    Expenses

   5A.       Management's Discussion of             To be provided in
             Fund Performance                       Registrant's Annual
                                                    Report to Shareholders

   6.        Capital Stock and other Securities     Shares of Beneficial
                                                    Interest and Voting Rights;
                                                    Shareholder Meetings;
                                                    Dividends, Capital Gains
                                                    Distributions and Taxes

   7.        Purchase of Securities Being Offered   Calculation of Net Asset
                                                    Value; How to Purchase
                                                    Shares

   8.        Redemption or Repurchase               How to Redeem Shares

   9.        Legal Proceedings                      Not Applicable


                              CROSS-REFERENCE SHEET
                             Pursuant to Rule 481(a)

                         KALMAR POOLED INVESTMENT TRUST

                           Items Required By Form N-1A

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

FORM N-1A                                             LOCATION IN STATEMENT
ITEM NUMBER                                           OF ADDITIONAL INFORMATION

  10.         Cover Page                              Cover

  11.         Table of Contents                       Table of Contents

  12.         General Information and History         Not Applicable

  13.         Investment Objectives and Policies      Cover; Investments;
                                                      Investment Restrictions

  14.         Management of the Registrant            Management; Trustees and
                                                      Officers

  15.         Control Persons and Principal Holders   Principal Holders of
              of Securities                           Securities

  16.         Investment Advisory and Other Services  Investment Advisory
                                                      Agreement; Distributor;
                                                      Administrator, Transfer
                                                      Agent and Fund Accounting
                                                      Agent

  17.         Brokerage Allocation                    Portfolio Brokerage and
                                                      Turnover

  18.         Capital Stock and Other Securities      General Information

  19.         Purchase, Redemption and Pricing of     Purchases; Redemptions
              Securities Being Offered

  20.         Tax Status                              Not Applicable

  21.         Underwriters                            Distributor

  22.         Calculation of Performance Data         Performance

  23.         Financial Statements                    Financial Statements

                 KALMAR
                 POOLED
             INVESTMENT
                  TRUST
 ----------------------

                         LOGO [GRAPHIC OMITTED]

                                                      "GROWTH-WITH-VALUE"

                 KALMAR
                 POOLED
             INVESTMENT
                  TRUST
 ----------------------



                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                   A SERIES OF
                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                           GREENVILLE, DELAWARE 19807
                                 (800) 282-2319
                         PROSPECTUS DATED APRIL 2, 1998

This prospectus offers shares of the Kalmar "Growth-with-Value" Small Cap Fund (the "Fund"), which is a series of Kalmar Pooled Investment Trust (the "Trust"), an open-end, diversified management investment company commonly known as a mutual fund. The Trust offers shares of both the Fund and the Kalmar "Growth-with-Value" Micro Cap Fund, each of which has a diversified portfolio of assets and a specific investment objective and policies. Shares of the Kalmar "Growth-with-Value" Micro Cap Fund are offered by a separate prospectus.

The Fund's investment objective is long-term capital appreciation. The Fund was created to offer investors the opportunity to invest in small capitalization stocks according to the longer-term "Growth-with-Value" investment philosophy, and with the small cap and micro cap investing expertise of the investment professionals of the Fund's investment adviser, Kalmar Investment Advisers (the "Adviser"). Using this investment philosophy, the Fund will invest primarily in a diversified portfolio of common stocks of companies with market capitalizations ranging from $50 million to $1 billion at the time of investment which, in the Adviser's opinion, have the potential for significant business growth and capital appreciation, and yet whose stocks are, at the time of purchase, trading at at least reasonable to, preferably, undervalued prices in the public trading markets. The Fund believes that its philosophy of purchasing promising, growing companies that may also be undervalued can result in lower risk and higher return when compared to many other small company investment strategies. See "Investment Objectives and Policies."

Shares of the Fund may be purchased on a no-load basis without sales or distribution charges through the Fund's distributor or through investment management and financial consultants or brokers, and may be purchased or redeemed at any time. Requests to purchase or redeem shares will be processed at the net asset value per share next determined following receipt and acceptance of the investor's purchase order or redemption request. See "How to Purchase Shares," "How to Redeem Shares" and "Calculation of Net Asset Value."

This  Prospectus  sets  forth  information  about  the Fund  that a  prospective investor should know before investing, and should be read and retained for future reference. More information about both the Fund and the Kalmar "Growth-with-Value" Micro Cap Fund has been filed with the U.S. Securities and Exchange Commission and is contained in a "Statement of Additional Information" dated April 2, 1998, as amended from time to time, which is available upon request and without charge by writing or calling the Fund or its distributor at the addresses and numbers set forth on the back cover of this prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                KALMAR
                POOLED
            INVESTMENT
                 TRUST
     -----------------
 ---------------------
              TABLE OF
              CONTENTS


                                                                          PAGE



Prospectus Summary.............................................             3
Fund Expenses..................................................             4
Financial Highlights...........................................             6
Adviser's Investment Performance...............................             6
Investment Objective and Policies..............................             7
     Investment Philosophy.....................................             7
     Investment Policies.......................................             8
     Other Investment Practices................................            11
Risks and Special Considerations...............................            12
Management of the Fund.........................................            13
     Board of Trustees.........................................            13
     Investment Adviser........................................            13
     Fund Officers and Portfolio Managers......................            14
     Distributor...............................................            16
     Administrator, Transfer Agent and Custodian...............            16
     Year 2000.................................................            16
Expenses.......................................................            16
Calculation of Net Asset Value.................................            17
How to Purchase Shares.........................................            17
How to Redeem Shares...........................................            19
Retirement Plans...............................................            21
Fund Performance Information...................................            22
General Information............................................            23
Dividends, Capital Gains Distributions and Taxes...............            24
Shareholder Accounts...........................................            25

               KALMAR
               POOLED
           INVESTMENT
                TRUST
    -----------------
---------------------
           PROSPECTUS
              SUMMARY


INVESTMENT OBJECTIVE AND POLICIES. The objective of the Kalmar "Growth-with-Value" Small Cap Fund is long-term capital appreciation. The Fund was created to offer investors the opportunity to invest in small capitalization stocks according to the longer term "Growth-with-Value" investment philosophy and with the small cap and micro cap investing expertise of the investment professionals of the Fund's investment adviser, Kalmar Investment Advisers (the "Adviser"). Using this investment philosophy, the Fund invests primarily in a diversified portfolio of common stocks of companies with market capitalizations ranging from $50 million to $1 billion at the time of investment which, in the Adviser's opinion, have the potential for significant business growth and capital appreciation, and yet whose stocks are, at the time of purchase, trading at at least reasonable to, preferably, undervalued prices in the public trading markets. The Fund believes that its philosophy of purchasing promising, growing companies that may be also undervalued can result in both lower risk and higher return when compared to many other small company investment strategies.

The Fund utilizes the Adviser's "Growth-with-Value" investment philosophy which purposefully seeks to INTEGRATE the best elements of creative growth company investing, with discriminating value-seeking investment discipline, in a longer term context. With its intent of owning the "good growth businesses" underlying its stocks, the Adviser seeks to make fewer, better investment decisions for longer holding periods and larger gains, based on in-depth, in-house, hands-on research and company business analysis. The resulting low relative levels of trading and portfolio turnover versus typical "aggressive growth" or "emerging growth" investment styles can produce meaningful transaction cost savings to benefit all Fund shareholders as well as greater tax efficiency for taxable shareholders, by producing a preponderance of long-term, as opposed to short-term, capital gains. Importantly, the Adviser's "Growth-with-Value" philosophy and in-depth research seek both lower risks and higher reward relative to small company equity markets generally through its integrated strategy of investing in solid, promising, smaller growth companies that have not yet been fully recognized and exploited by other institutional investors and, hence, whose stocks may be purchased at undervalued levels. See "Investment Objective and Policies."

INVESTMENT ADVISER. Kalmar Investment Advisers serves as the investment adviser for the Fund. Over the past sixteen years, the Adviser's portfolio management team has managed micro cap and small cap assets in separate accounts now totaling in excess of $750 million for a variety of clients such as high net worth individuals and family trusts, corporations, pensions and profit-sharing plans and other institutions such as endowments, foundations, hospitals and other charitable institutions, all according to the same longer-term oriented "Growth-with-Value" philosophy utilized by the Fund. Kalmar invests assets of its own profit-sharing plan in shares of the Fund, as do members of its investment team and other employees. The Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the officers and Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. This fee is comparable to the fees charged by most small company equity mutual fund managers, however, it is higher than that charged by many other mutual funds. See "Investment Adviser."

ADVISER'S INVESTMENT PERFORMANCE. Information about the performance record of the Adviser's portfolio management team for its separately managed accounts over the past fourteen years is provided in the section of the Prospectus called "Adviser's Investment Performance" on page 6. Information about the performance of the fund itself since inception on April 11, 1997 is provided in the section of the Prospectus called "Fund Performance Information" on page 22.


HOW TO INVEST. Shares of the Fund may be purchased on a no-load basis, without sales or distribution charges, and are sold through investor relationships with investment management and financial consultants, brokers or dealers, or directly by the Fund's distributor. The public offering price of shares of the Fund is the net asset value per share of the Fund next determined after receipt and acceptance of an order and payment satisfactory to the Fund. The minimum initial investment is $10,000 and subsequent investments must total at least $1,000. The minimum initial investment amount for investments by qualified retirement accounts is $1,000 and there is no minimum for subsequent investments. An application is included with this prospectus and further information is available by calling (800) 282-2319. See "How To Purchase Shares."

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------

HOW TO REDEEM SHARES. Shares may be redeemed by the Fund, or repurchased by the Distributor, at the net asset value per share next determined after receipt and acceptance of a redemption request in proper form by the Fund, without the imposition of sales charges or redemption fees. See "How to Redeem Shares."

DIVIDEND REINVESTMENT. The Fund intends to pay dividends from its net investment income and any net realized capital gains, if any, on an annual basis. Any dividends and distribution payments will be reinvested at net asset value in additional full and fractional shares of the Fund, unless the shareholder specifically elects to receive such distributions in cash. See "Dividends, Capital Gains Distributions and Taxes."

RISKS AND SPECIAL CONSIDERATIONS. Prospective investors should consider the following factors: (1) investments in small capitalization stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses as well as realize substantial gains; (2) the market for small capitalization stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of such stocks; (3) the Fund may lend its securities which entails a risk of loss should a borrower fail financially; (4) to the extent that the Fund invests in foreign securities, such investment may involve political, economic or currency risks not ordinarily associated with domestic securities; and (5) although the Adviser's portfolio management team has extensive investment management experience with private separately managed accounts, it has served as the adviser to a mutual fund for a relatively short period of time. See "Risks and Special Considerations."


ORGANIZATION AND MANAGEMENT OF THE FUND. The Fund is a series of Kalmar Pooled Investment Trust (the "Trust"), which is an open-end, diversified management investment company commonly known as a mutual fund. The Trust also offers shares of the Kalmar "Growth-with-Value" Micro Cap Fund through a separate prospectus. The Fund's assets are held by its custodian, PNC Bank, N.A., and the Fund's administrative, transfer agency and fund accounting services are provided by PFPC Inc. The Distributor of the Fund's shares is Provident Distributors, Inc. See "Management of the Fund" and "General Information."




---------------------
                 FUND
             EXPENSES



SHAREHOLDER TRANSACTION EXPENSES: There are no transactional expenses paid by shareholders in connection with purchases or redemptions of the Fund's shares.

Maximum Sales Load Imposed on Purchases                        None
Maximum Sales Load Imposed on Reinvested Dividends             None
Contingent Deferred Sales Charge                               None
Redemption Fees                                                None

ESTIMATED ANNUAL OPERATING EXPENSES: These expenses, which cover the cost of investment management, administration, distribution, marketing and shareholder communications, are quoted as a percentage of average daily net assets of the Fund. The expenses are factored into the Fund's share price and are not billed directly to shareholders.


Advisory Fee                                                    1.00%
12b-1 Fees                                                      None
OTHER EXPENSES                                                  0.25%
Total Operating Expenses                                        1.25%*

* Rodney Square Management Corporation, the Fund's former administrator and accounting agent, waived a portion of its fees for the Fund's fiscal period ended December 31, 1997. Without such waivers, the Other Expenses and Total Operating Expenses would have been 0.32% and 1.32%, respectively.

            KALMAR
            POOLED
        INVESTMENT
             TRUST
 -----------------



EXAMPLE: The following example illustrates the expenses that an investor would pay on a $1,000 investment in the Fund over various time periods assuming a 5% annual rate of return and redemption at the end of each time period.

 ONE YEAR            THREE YEARS         FIVE YEARS            TEN YEARS
    $13                  $40                 $69                 $151

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES IN FUTURE YEARS MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE PURPOSE OF THE ABOVE EXPENSE TABLES AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS EXPENSES THAT AN INVESTOR IN SHARES OF THE FUND WILL BEAR DIRECTLY OR INDIRECTLY. THE FUND IS NEW AND THEREFORE THE AMOUNTS OF THE "OTHER EXPENSES" IN THE EXPENSE TABLE AND THE NUMBERS IN THE EXAMPLE ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

                  KALMAR
                  POOLED
              INVESTMENT
                   TRUST
       -----------------
------------------------

               FINANCIAL
              HIGHLIGHTS



The following table includes selected data for a share outstanding of the Fund throughout the period beginning April 11, 1997 (Commencement of Operations) through December 31, 1997. The figures in this table should be read in conjunction with the Fund's financial statements and notes thereto which are included in the Fund's Annual Report dated December 31, 1997.

Net asset value at beginning of period..........................    $  10.00
                                                                    ========
INVESTMENT OPERATIONS
   Net investment loss..........................................       (0.04)
   Net realized and unrealized gain on investments..............        4.66
                                                                    --------
Total from investment operations................................        4.62
                                                                    --------
     DISTRIBUTIONS:
   From net realized gain on investments........................       (0.57)
   In excess of net realized gain on investments................       (0.35)
                                                                    --------
     Total distributions........................................       (0.92)
                                                                    --------
Net asset value at end of period................................    $  13.70
                                                                    ========
Total return....................................................       46.35%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
   Expenses(DOUBLE DAGGER)......................................       1.25%*
   Net investment loss..........................................       (0.51)%*
Portfolio turnover rate.........................................       34.39%
Average commission rate paid1...................................   $  0.0544
Net assets at end of period (000 omitted).......................    $226,706

* ANNUALIZED.
(DOUBLE DAGGER) RODNEY SQUARE MANAGEMENT CORPORATION, THE FUND'S FORMER ADMINISTRATOR AND ACCOUNTING AGENT, WAIVED A PORTION OF ITS FEES FOR THE PERIOD. IF THESE EXPENSES HAD BEEN INCURRED BY THE FUND, THE ANNUALIZED RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS FOR THE PERIOD WOULD HAVE BEEN 1.32%.
1 COMPUTED BY DIVIDING THE TOTAL AMOUNT OF BROKERAGE COMMISSIONS BY THE TOTAL SHARES OF INVESTMENT SECURITIES PURCHASED AND SOLD DURING THE PERIOD FOR WHICH COMMISSIONS WERE CHARGED.




-----------------
        ADVISER'S
       INVESTMENT
      PERFORMANCE



Set forth below is certain performance information relating to separate accounts managed by the Fund's portfolio management team. The performance data for the separate accounts is net of all fees and expenses. These accounts are managed according to the same investment objective and "Growth-with-Value" investment philosophy, and are subject to substantially similar investment policies and techniques as those used by the Fund. See "Investment Objectives and Policies." The performance record shown below relates to the activities of the portfolio management team with respect to its activities at Kalmar Investments Inc. ("Kalmar Investments"), which provides advisory services to separately managed accounts, and is the sister company of the Adviser. See "Investment Adviser." The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund. The Fund's results may be different from the composite of separate accounts shown due to the fact that the average market capitalization of the companies included in the separate account portfolios has been approximately $250 million, and the Fund may purchase shares of companies leading to a greater market capitalization. The Fund's results may also be different because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Internal Revenue Code, as amended, which, if

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------





applicable, may have adversely affected the performance of such accounts. For performance data relating to the Fund, see "Fund Performance Information" on page 22.


        YEAR              KALMAR            RUSSELL 2000          S & P 500
       ENDING           NET RETURN*         TOTAL RETURN        TOTAL RETURN
       ------           ----------          ------------        ------------
      12/31/84              1.46                (7.30)               6.26
      12/31/85             33.98                31.05               31.76
      12/31/86             28.14                 5.68               18.70
      12/31/87             (1.90)               (8.77)               5.22
      12/31/88             23.58                24.89               16.57
      12/31/89             38.42                16.24               31.65
      12/31/90             (7.58)              (19.51)              (3.14)
      12/31/91             65.52                46.05               30.45
      12/31/92              8.87                18.41                7.62
      12/31/93             27.11                19.91               10.06
      12/31/94              3.08                (1.82)               1.30
      12/31/95             25.35                26.21               37.54
      12/31/96              7.06                14.76               22.99

      12/31/97             36.30                22.24               33.34

     CUMULATIVE
       RETURN             KALMAR*             RUSSELL             S & P 500
       ------             ------              -------             ---------
      14 Years*
      1984-1997          1066.99%              393.33%             817.68%

  AVERAGE ANNUAL
      RETURN
      ------
     14 Years*
     1984-1997             19.18%               12.08%              17.16%


* THE RESULTS SHOWN ABOVE REPRESENT A COMPOSITE OF DISCRETIONARY, FEE PAYING, SEPARATE ACCOUNTS UNDER MANAGEMENT FOR AT LEAST SIX MONTHS, REFLECT THE REINVESTMENT OF ANY DIVIDENDS OR CAPITAL GAINS, AND ARE SHOWN AFTER DEDUCTION OF ADVISORY, BROKERAGE OR OTHER EXPENSES (EXCLUDING FEES SUCH AS CUSTODY FEES WHICH ARE PAID SEPARATELY BY THE INVESTOR). CERTAIN INDIVIDUAL ACCOUNTS THAT ARE SUBJECT TO INVESTMENT RESTRICTIONS, TAX, INCOME OR OTHER SPECIAL CONSIDERATIONS THAT CONSTRAIN THE INVESTMENT PROCESS ARE EXCLUDED FROM THE COMPOSITE FIGURES SHOWN ABOVE.


------------------------
              INVESTMENT
              OBJECTIVES
            AND POLICIES



The Fund's investment objective is long-term capital appreciation. The investment objective of the Fund is a fundamental policy, which means that it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of smaller companies which, in the Adviser's opinion, have the potential for significant business growth and capital appreciation, and yet whose stocks are, at the time of purchase, trading at at least reasonable to, preferably, undervalued prices in the public trading markets. There can be no assurance that the Fund will achieve its objective.

INVESTMENT PHILOSOPHY.

The Fund utilizes the Adviser's "Growth-with-Value" investment philosophy, which integrates what the Adviser believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the "good growth businesses" underlying its portfolio holdings. The investment philosophy is a primarily bottom-up, fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------





holding periods and larger gains. The Adviser views its "Growth-with-Value" philosophy as a relatively conservative approach to small company investing, yet one which the Adviser believes can result in both lower risk and higher rewards over the longer term when compared to the small company equity markets generally, or to the typical high-turnover "aggressive growth" or "emerging growth" investment styles of most other small company investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to limit transaction costs and to increase tax efficiency for its shareholders.

In identifying, analyzing, selecting, and monitoring investments, the Fund's portfolio management team utilizes an independent, hands-on, fundamental, in-house-research-driven approach. To identify solid, well managed, rapidly growing small capitalization companies, and qualify such companies for investment, the Fund's portfolio managers perform fundamental research and business analysis of a given company's publicly available financial information, engage in extensive and on-going management contact, facility visits, and appropriate cross checks with customers, suppliers, competitors, etc., as well as with industry trade groups, consultants and such other "experts" as they deem appropriate. The portfolio management team, of course, also attempts to utilize the best information provided by Wall Street analysts, strategists, etc., to complement its in-house research and investment management decision making.

As a central ingredient in its investment philosophy and investment selection process, the Fund seeks to invest in promising smaller companies which meet its objectives for above average future business value growth, but which have not yet been fully recognized and exploited by other institutional small company investors. Such companies may be followed by relatively few, or sometimes no securities analysts, and, therefore, may be inefficiently valued and available for purchase at undervalued prices. By investing in such companies over the longer-term, the Fund's investors can benefit both from their vigorous potential earnings and business value growth and also from the potential re-valuation upward of their securities as their business success attracts larger numbers of additional investors and greater "Wall Street" sponsorship over time.

Except as described herein, the following investment policies are not fundamental policies of the Fund which means that the Trustees may change such policies without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act.

INVESTMENT POLICIES.

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in smaller companies in terms of market capitalization, whose stock market capitalizations (total market value of outstanding shares) range from $50 million to $1 billion at the time of investment. Small capitalization growth companies often pay no dividends and, therefore, current income is not a factor in the selection of stocks. Capital appreciation is likely to be the predominant component of the Fund's return. In the event that the Adviser, through fundamental investment analysis, identifies a company whose stock appears to be substantially overvalued in the trading markets, the Fund may engage in short sales of the company's stock. This process allows the Fund to realize profits if the value of a company's stock drops as was anticipated by the Adviser.

In addition, the Fund may invest in other types of securities such as preferred stocks, securities convertible into common stocks, as well as certain debt securities, consistent with its long-term capital appreciation objective. The Fund may invest up to 15% of its assets in foreign securities, including sponsored or unsponsored American Depository Receipts ("ADRs"). The Fund may also buy and sell options on individual securities or indices, for purposes of achieving additional return or for hedging purposes, although at no time will more than 5% of the Fund's assets be allocated to premiums or margins required to establish options positions for non-hedging purposes, and no more than 10% of the Fund's assets will be subject to obligations underlying such options. Additional information about the Fund's investments, policies and restrictions is provided below and in the Fund's Statement of Additional Information.

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------





EQUITY SECURITIES. The Fund will purchase primarily common stocks, which represent an ownership interest in the issuer, entitle the holder to participate in any income and/or capital gains of the issuer and generally have voting rights. The Fund may also purchase investment grade securities with an equity component such as convertible preferred stock, debt securities convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common or preferred stock. By investing in convertible securities, the Fund seeks to participate in the capital appreciation of the common stock into which the securities are convertible through the conversion feature. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same percentage after the new stock offering.

The Fund's assets will be invested primarily in equity securities of small companies; however, the Fund may, consistent with its objective, invest a portion of its total assets in equity securities of larger capitalization companies if the Adviser believes that suitable small company opportunities are not available or if such larger stocks have strong growth potential and meet the Adviser's "Growth-with-Value" criteria and investment discipline.

Although the Adviser anticipates that the majority of the Fund's assets will ordinarily be invested in U.S.-based companies, the Fund may invest in foreign securities, provided such investments are consistent with the Fund's objective and policies and meet the "Growth-with-Value" philosophy. The Fund generally limits its foreign investing to securities of Canadian companies traded on Canadian or U.S. exchanges or markets, or shares of foreign companies traded as sponsored or unsponsored American Depository Receipts ("ADRs"), which are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security.

CASH OR CASH EQUIVALENTS. Although the Fund intends to remain substantially fully invested, the Fund may invest its assets in cash or cash equivalents, during periods when excess cash is generated through purchases and sales of its shares, or when the Fund desires to hold cash to maintain liquidity for redemptions or pending investment in suitable securities. There may also be times when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate, during which the Fund may invest up to 100% of its net assets in the types of short-term, cash equivalent investments described below.

The Fund may invest in short-term debt securities, including time deposits, certificates of deposit or bankers' acceptances issued by commercial banks or savings and loan associations meeting certain qualifications. The Fund may also purchase commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated high-grade (A or better by S&P or by Moody's); and may invest in short term corporate obligations rated high-grade (A or better by S&P or Moody's).

The Fund may also purchase U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury; and may invest in U.S. Government agency securities issued or also guaranteed by U.S. Government sponsored instrumentalities and federal agencies. The Fund may also invest in repurchase agreements collateralized by the cash equivalent securities listed above.

DEBT SECURITIES. In addition to the short-term, high quality, cash-equivalent debt securities listed above and investment grade convertible debt (those rated Baa or higher by S&P and BBB or higher by Moody's), the Fund is authorized to invest up to 5% of its assets in lower-rated or "compromised" corporate debt securities such as bonds, debentures and notes (those rated BB or lower by S&P or Ba

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------



or lower by Moody's) and unrated securities of comparable quality. The Fund may invest in such debt securities, sometimes referred to as "junk bonds," when the Adviser, through fundamental research and investment analysis, believes that the securities possess intrinsic value in excess of their current market price, or have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The Fund may also buy such securities when the Adviser believes that the issuer is likely to negotiate to replace such securities with equity securities. Lower-rated securities (including those which are in default) are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and generally involve more credit risk than securities in the high rating categories. See "Debt Securities-Risks" in the Statement of Additional Information for further information concerning the risks of lower-rated securities.

OPTIONS. The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of the Fund's portfolio. A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. The Fund will not purchase options if, as a result, its aggregate obligations relating to outstanding options exceeds 10% of the Fund's assets.

REPURCHASE AGREEMENTS. For purposes of cash management only, the Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Adviser under standards adopted by the Board of Trustees. Under repurchase agreements, the Fund may purchase any of the cash equivalent securities described above and simultaneously commit to resell such securities at a future date to the seller at an agreed upon price plus interest. The seller will be required to collateralize the agreement by transferring securities to the Fund with an initial market value, including accrued interest, that equals or exceeds the repurchase price, and the seller will be required to transfer additional securities to the Fund on a daily basis to ensure that the value of the collateral does not decrease below the repurchase price. No more than 15% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements which have a maturity of longer than seven days. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, repurchase agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counter-party to the repurchase agreements. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in recovering its cash. To the extent that in the meantime, the value of the security purchased had decreased, the Fund could experience a loss. While management of the Fund

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------






acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring procedures.

INVESTMENTS IN MUTUAL FUNDS. The Fund may invest in shares of other open and closed-end investment companies which principally invest in securities of the type in which the Fund invests. This approach will most likely be used for cash management purposes. The Fund may only invest in other investment companies within limits set by the Investment Company Act, which currently allows the Fund to invest up to 10% of its total assets in other investment companies. No more than 5% of the Fund's total assets may be invested in securities of any one investment company, nor may the Fund acquire more than 3% of the voting securities of any investment company. Investments in other investment companies will generally involve duplication of advisory fees and other expenses. The Fund may also acquire securities of other investment companies beyond such limits pursuant to a merger, consolidation or reorganization.

OTHER INVESTMENT PRACTICES.

SHORT SALES. If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. The Fund is required by SEC rules to collateralize short positions by maintaining cash or liquid securities in a segregated account. The Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the Fund exceeds 10% of its total assets. The value of any one issuer in which the Fund is short may not exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuers' securities. The Fund's policy regarding short sales is fundamental.

BORROWING. As a matter of fundamental policy, the Fund may borrow up to one third of its total assets, taken at market value as a temporary measure for extraordinary or emergency purposes to meet redemptions or to settle securities transactions. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the Investment Company Act, except for notes to banks.

LENDING OF PORTFOLIO SECURITIES. The Fund may from time to time lend securities from its portfolio, with a value not exceeding one-third of its total assets, to banks, brokers and other financial institutions and receive collateral in cash, a letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The lending of securities is a common practice in the securities industry. The Fund engages in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in money market mutual funds, and short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Fund's policy regarding lending of portfolio securities is fundamental.

During the period of such a loan, the Fund receives the income on both the loaned securities and the collateral and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------



ILLIQUID AND RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in securities which may be considered illiquid, by virtue of the absence of a readily available market, legal or contractual restrictions on resale, longer maturities, or other factors limiting the marketability of the security. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or
(ii) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, that are determined to be liquid in accordance with guidelines established by the Board of Trustees of the Trust. While maintaining oversight, the Board of Trustees has delegated the day-to-day function of determining liquidity to the Adviser.



-------------------------
                RISKS AND
                  SPECIAL
                CONSIDER-
                   ATIONS


SMALL CAPITALIZATION SECURITIES. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Additionally, securities of companies with smaller revenues and capitalizations may offer greater opportunity for capital appreciation than larger companies, but investment in such companies presents greater risks than investment in larger, more established companies. Indeed, historically, small capitalization stocks have been more volatile in price than larger capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management, and in many other changes in competitive, business, industry and economic conditions, including risks associated with limited product lines, markets, management depth, or financial resources. Besides exhibiting greater volatility, micro and small company stocks may, to a degree, fluctuate independently of larger company stocks. Small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the value of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.

FOREIGN INVESTMENT. Investments in foreign securities may involve risks not ordinarily associated with investments in domestic securities. These risks may include legal, political or economic developments such as fluctuations in currency rates, imposition of withholding taxes or exchange controls or other governmental restrictions or political or policy changes. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, or political or social unrest that could adversely affect the value of foreign securities. There may be less publicly available information about foreign companies than about U.S. companies, and foreign companies may not be subject to accounting, auditing and financial reporting standards that are as uniform as those applicable to U.S. companies. The Fund will attempt to limit risks associated with foreign investing by investing primarily in securities of stable, developed countries such as Canada.

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------



INVESTMENT ADVISER. The Adviser has served as the investment adviser for a mutual fund for only a short period of time, and therefore, historical information about the performance of a mutual fund managed by the Adviser is limited to the Fund's performance since April 11, 1997 (commencement of operations). However, the performance record of the Adviser's portfolio management team for its separately managed accounts over the past fourteen years is provided in the section of the Prospectus called "Adviser's Investment Performance."



-----------------------
             MANAGEMENT
            OF THE FUND

BOARD OF TRUSTEES

The Board of Trustees of the Trust consists of five individuals, two of whom are not "interested persons" of the Trust as defined in the Investment Company Act. The members of the Trust's Board of Trustees are fiduciaries for the Fund's shareholders and, in this regard, are governed by the laws of the State of Delaware. The Trustees establish policy for the operation of the Fund, and appoint the officers who conduct the daily business of the Fund. The following is a list of the Trustees and a brief statement of their principal occupations:

FORD B. DRAPER, JR.*     Chairman,  President  and  Treasurer   of  the   Trust;
                         Founder,  President,  Director  and  Chief   Investment
                         Officer of Kalmar  Investments since  1982  and  Kalmar
                         Investment Advisers since inception.

WENDELL FENTON*          President  of  the law  firm of  Richards,  Layton  and
                         Finger (joined 1971).

JOHN J. QUINDLEN         Trustee  of  The  Rodney  Square  Funds;   Senior  Vice
                         President and Chief Financial Officer of E.I. Dupont de Nemours & Co. from 1954 through 1993 (retired).

DAVID M. REESE, JR.*     Portfolio   manager/research    analyst    for   Kalmar
                         Investments from 1982 through March, 1996; private investor.

DAVID D. WAKEFIELD       Retired private investor; formerly Executive Secretary,
                         Longwood  Foundation  and  Welfare  Foundation, 1992 to
                         1997; Chairman and President, J.P. Morgan Delaware from
                         1989 to 1992.

*"Interested person" of the Trust as that term is defined in the Investment Company Act.


INVESTMENT ADVISER

Kalmar Investment Advisers, located at 3701 Kennett Pike, Greenville, Delaware 19807 (previously defined as the "Adviser") serves as the investment adviser for the Fund pursuant to an investment advisory agreement dated January 31, 1997 (the "Advisory Agreement"). The Advisory Agreement initially will be in effect for two years, and may be renewed each year thereafter, provided its continuance is approved annually by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act.

The Adviser manages the investments of the Fund in accordance with the Fund's stated investment objective, philosophy and policies and subject to its limitations or restrictions. Subject to the supervision of the Board of Trustees, the Adviser makes the Fund's day-to-day investment decisions, selects brokers and dealers to execute portfolio transactions and generally manages the Fund's investments. In selecting brokers, the Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks favorable and competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. In addition, consistent with rules established by the National Association of Securities Dealers, Inc., the Fund may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------




Because of its longer-term investment philosophy, the Fund does not intend to engage in frequent trading tactics which could result in high turnover, less favorable tax consequences (i.e., a high proportion of short-term capital gains relative to long term capital gains) or increased trading and brokerage expenses paid by the Fund. The Fund anticipates that its annual portfolio turnover rate should not exceed 50% under normal conditions, although it is impossible to predict portfolio turnover rates. The Adviser will buy or sell portfolio securities without regard to holding period if, in its judgment, such transactions are advisable in light of opportunities in particular stocks, or a change in circumstances for any particular company or companies, or in general market, economic or financial conditions.

The Adviser, which is registered as an investment adviser under the Investment Advisers Act of 1940, is presently wholly-owned by its founder, Ford B. Draper, Jr. The Adviser utilizes a team approach in managing the Fund's portfolio with Mr. Draper, as chief investment officer, leading and supervising the portfolio management team. The Adviser is the "sister" company to Kalmar Investments, a registered investment adviser founded in 1982, which has been providing investment advice to and managing the assets of private accounts since its inception according to the same investment objective and "Growth-with-Value" philosophy used by the Fund. The Adviser was organized as a separate company on November 6, 1996 for the sole purpose of functioning as the adviser to the Kalmar Funds. The ownership and management of the Adviser is identical to that of Kalmar Investments, and the same portfolio management team approach used in managing the assets of the Fund is used to manage the assets of Kalmar's private accounts.

Kalmar Investments presently manages approximately $750 million primarily in micro capitalization and small capitalization stocks in separately managed accounts for clients such as high net worth individuals and family trusts, corporations, pensions and profit-sharing plans and institutions such as endowments, foundations, hospitals and charitable institutions. Kalmar Investments invests assets of its own profit-sharing plan in shares of the Fund, as do members of its investment team and other employees.


For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. This fee is comparable to the fees charged by most small company equity mutual fund managers, however, it is higher than that paid by many other mutual funds for investment advisory services.


---------------------
        FUND OFFICERS
        AND PORTFOLIO
             MANAGERS



    [GRAPHIC OMITTED]



FORD B. DRAPER, JR.
CHAIRMAN, PRESIDENT, TREASURER AND CHIEF INVESTMENT OFFICER

A graduate of Yale University, Mr. Draper also received an M.B.A. from Columbia University Graduate School of Business, and has over thirty years experience in investment research and management. Mr. Draper began his career in 1967 in the investment research and capital management departments of Smith, Barney & Co. In 1970, he joined Baker, Fentress & Company, a publicly-owned closed-end mutual fund, where he performed original investment research on a broad spectrum of companies and industries. In 1972, he became Vice President with responsibilities that included trading, investment research, investment strategy, and management of the fund's portfolio. For the following ten years at Baker, Fentress, Mr. Draper developed positive investment performance for the then $250 million fund. Mr. Draper founded Kalmar Investments in 1982, which provides investment management services to separately managed accounts.

           KALMAR
           POOLED
       INVESTMENT
            TRUST
 ----------------


[GRAPHIC OMITTED]


JORDAN J. COX
PORTFOLIO MANAGER/RESEARCH ANALYST

After a BA in Economics and Applied Mathematics from Lehigh University and the University of Oregon Doctoral program in Economics, Mr. Cox worked from 1986-1989 as a research analyst and Vice President for Ferris Baker, Watts, and from 1989-1990 as Director of Institutional Research for Johnston Lemon & Co., both regional brokerage firms. His research focused on small to medium sized companies with emphasis in the computer software and service industries. From 1990-1995 he moved into that industry, as Senior Director of New Business
Development of Systems & Computer Technology, a publicly traded computer software and services firm. Mr. Cox joined Kalmar Investments in 1995.


[GRAPHIC OMITTED]


FORD B. DRAPER, III
MANAGER, TRADING DEPARTMENT

After earning a BA in International Relations from Lynchburg College, plus additional travel and education, Mr. Draper joined Kalmar Investments in 1991. There he built the firm's professional trading operations, which specialize in small cap equities, which he continues to manage.


[GRAPHIC OMITTED]


GREGORY A. HARTLEY, C.F.A.
PORTFOLIO MANAGER/RESEARCH ANALYST

Mr. Hartley graduated from Indiana University's School of Business, held an accounting position, and later earned an M.B.A. from Indiana University's Graduate School of Business. Mr. Hartley joined Kalmar Investments in 1993 after nine years of prior investment experience. From 1984-1993, he worked for Ashford Capital Management, Inc., a then $100 million investment management and consulting firm. As a senior analyst and member of the investment committee doing original research on small growth companies, from health care to specialty manufacturing and financial services to technology, he was responsible for new idea stock selection and management of over $50 million in portfolio holdings.

[GRAPHIC OMITTED]


LINN M. MORROW
DIRECTOR OF CLIENT SERVICES

Mr. Morrow, with twenty years experience in investment-related client services, holds a BS in Economics from the University of Pennsylvania's Wharton School. He began his career with Salomon Brothers in 1968, and subsequently worked in the corporate trust departments of Chemical Bank, NY and Mellon Bank, NA. In 1985 he joined Delaware Investment Advisers as Vice President of Client Services. For ten years at Delaware, his responsibilities were acting as liaison between clients and the investment team, client reviews, client communications and new business. Mr. Morrow joined Kalmar Investments in 1996 to direct its client services.


[GRAPHIC OMITTED]


DANA F. WALKER, C.F.A.
PORTFOLIO MANAGER/RESEARCH ANALYST

After the University of Virginia's McIntire School of Commerce, Mr. Walker worked from 1982-1986 for Delfi Management, Inc., investment advisor to the Sigma Funds, a then $350 million mutual fund group. As a senior analyst doing original research in consumer-related industries, health care, retailing, and distribution, he was responsible for investment selections from these areas for the Sigma funds and for portfolios of DP Asset Management, an affiliated $100 million investment advisory firm. Mr. Walker joined Kalmar Investments in 1986.

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------



DISTRIBUTOR

Provident Distributors, Inc. ("Distributor"), located at Four Falls Corporate Center, West Conshohocken, PA 19428-2961, has been engaged to distribute the Fund's shares pursuant to a distribution agreement dated February 17, 1998 (the "Distribution Agreement"). Under the Distribution Agreement, the Distributor directly or through its affiliates, provides distribution and underwriting services, investor support and certain administrative services.

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., located at 400 Bellevue Parkway, Wilmington, DE 19809 serves as the Fund's Administrator, Transfer Agent and Dividend Paying Agent and also provides accounting services to the Fund pursuant to separate Administration, Transfer Agency and Accounting Services Agreements with the Trust, each dated January 31, 1997 and assigned to PFPC, effective January 19, 1998.

As Administrator, PFPC supplies office facilities, non-investment related statistical and research data, stationery and office supplies, executive and administrative services, internal auditing and regulatory compliance services. PFPC also assists in the preparation of reports to shareholders, prepares proxy statements, updates prospectuses and makes filings with the U.S. Securities and Exchange Commission (the "SEC") and state securities authorities. PFPC performs certain budgeting and financial reporting and compliance monitoring activities. For the services provided as Administrator, PFPC receives annual fees equal to 0.15% of the average annual net assets of the Trust for the first $50 million in assets and 0.10% for assets in excess of $50 million, subject to certain minimum amounts. PFPC also serves as the Transfer Agent and Dividend Paying Agent of the Fund as well as the Accounting Agent to the Fund. As Transfer Agent and Dividend Paying Agent, PFPC is responsible for administering the issuance, transfer and redemption or repurchase of shares, as well as the payment of distributions and dividends. As Accounting Agent, PFPC determines the Fund's net asset value per share and provides accounting services to the Fund.

The custodian for the Fund is PNC Bank, N.A. ("Custodian"), Philadelphia, PA.

YEAR 2000

The services provided to the Fund and its shareholders by the Adviser, Distributor, Administrator, Transfer Agent and Custodian depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time, there can be no assurance that there will be no adverse impact on the Fund, the Adviser, Distributor, Administrator, Transfer Agent and Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.




----------------------
              EXPENSES


Except as indicated above, the Fund is responsible for the payment of the pro rata portions of the Trust's expenses attributable to the Fund, as distinguished from any other series of the Trust, other than those borne by the Adviser, and such expenses may include, but are not limited to: (a) management fees; (b) the charges and expenses of the Fund's legal counsel and independent auditors; (c) brokers' commissions, mark-ups and mark-downs and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (d) all taxes and corporate fees payable by the Fund to governmental agencies; (e) the fees of any trade association of which the Trust or Fund is a member; (f) the cost of certificates, if any, representing shares of the Fund; (g) amortization and reimbursements of the organization expenses of the Trust or Fund and the fees and expenses involved in registering and maintaining registration of the Trust and its shares with the SEC, the costs of notice

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------

filings with the various states and the preparation and printing of the Trust's registration statements and prospectuses for such purposes; (h) allocable communications expenses with respect to investor services and all expenses of shareholders and trustees' meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (i) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business; and (j) compensation for employees of the Trust.


-------------------
        CALCULATION
       OF NET ASSET
              VALUE


PFPC determines the net asset value per share ("net asset value") of the Fund as of the close of regular trading on each day that the New York Stock Exchange is open for unrestricted trading from Monday through Friday (generally 4:00 p.m.) and on which there is a purchase or redemption of the Fund's shares. The net asset value is determined by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Fund, including management, distribution and shareholder servicing fees, are accrued daily and taken into account for the purpose of determining the net asset value.

Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day will be valued at the mean between the last bid and asked price on that day, if any. Unlisted securities which are quoted on the National Association of Securities Dealers National Market System for which there are sales of such securities on such day, shall be valued at the last sale price reported on such system the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and closing bid price. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Fund or its service providers may employ an independent pricing service.

Money market securities with less than sixty days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount from cost versus par value at maturity. If the Fund acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

Each share of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of such shares. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share, based on each share's percentage in the Fund represented by the value of such shares.


-----------------------
                 HOW TO
               PURCHASE
                 SHARES



Shares of the Fund are offered by the Fund's Distributor on a no-load basis, without the imposition of any sales or distribution fees. Certain broker-dealers or service agents may charge investors transaction or other account fees for effecting transactions in Fund shares. The Fund's shares are offered at the net asset value per share next determined after the receipt and acceptance of a purchase order and payment in proper form by the Fund. Information on how to invest in the Fund is presented below, and any requests for applications, additional information or questions may be directed to PFPC at (800) 282-2319.

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------



MINIMUM INVESTMENT. The minimum initial investment for the Fund is $10,000, and subsequent investments must total at least $1,000. The minimum initial investment requirement for qualified retirement accounts is $1,000 and there is no minimum for subsequent investments.

PURCHASE PRICE. Purchase orders for shares of the Fund which are received in proper form and accepted by the Fund prior to the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value per share, are priced according to the net asset value determined on that day. Purchase orders received in proper form and accepted by the Fund after the close of the Exchange on a particular day are priced as of the time the net asset value per share is next determined.

IN-KIND PURCHASES. At the discretion of the Fund, investors may be permitted to purchase Fund shares by transferring securities to the Fund that: (i) meet the Fund's investment objective and policies; (ii) are acquired by the Fund for investment and not for resale purposes; and (iii) are liquid securities which are not restricted as to transfer either by law or liquidity of market. At the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the Fund may not exceed 5% of the net assets of the Fund immediately after the transactions.

Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize all gains or losses on such transfers, and pay taxes thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' bases therein.

Purchases may be made in one of the following ways:


PURCHASES BY MAIL. Shareholders may purchase shares by sending a check drawn on a U.S. bank payable to the Kalmar "Growth-with-Value" Small Cap Fund, along with a completed shareholder application, to Kalmar "Growth-with-Value" Fund, c/o PFPC Inc., P.O. Box 8965, Wilmington, DE 19899-9752. A shareholder application sent by overnight mail should be sent to Kalmar "Growth-with-Value" Fund, c/o PFPC Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809. If a subsequent investment is being made, investors should use the purchase stub and return envelope from the most recent account statement and the check should also indicate the investor's Fund account number.

PURCHASES BY WIRE. To purchase shares by wiring federal funds, you must first notify PFPC by calling (800) 282-2319 to request an account number and furnish the Fund with a tax identification number. Following notification to PFPC, federal funds and registration instructions should be wired through the Federal Reserve System to:

           PFPC INC.
           C/O PNC BANK, N.A.
           PHILADELPHIA, PA
           ABA #031-0000-53
           DDA #86-0179-1174
           ATTENTION: KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
           FURTHER CREDIT [SHAREHOLDER NAME AND ACCOUNT NUMBER]

For initial purchases by wire, a completed application with signature(s) of investor(s) must promptly be filed with PFPC at one of the addresses stated above under "Purchases By Mail." Investors should be aware that some banks may impose a wire service fee.


AUTOMATIC INVESTMENT PLAN. Shareholders may purchase Fund shares through an Automatic Investment Plan. The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the Fund. Under the Plan, PFPC, at regular intervals, will automatically debit a shareholder's bank checking

          KALMAR
          POOLED
      INVESTMENT
           TRUST
----------------



account in an amount of $100 or more (subsequent to the $10,000 minimum initial investment), as specified by the shareholder. A shareholder may elect to invest the specified amount monthly, bimonthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the net asset value at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on or about the 20th day of the month. To obtain an Application for the Automatic Investment Plan, check the appropriate box of the Application accompanying this Prospectus or call PFPC at (800) 282-2319.

EXCHANGE PRIVILEGE. Shareholders of the Fund may exchange all or a portion of their shares of the Fund for shares of the Micro Cap Fund (once it has commenced operations), and shareholders of the Micro Cap Fund may similarly exchange into the Fund, provided the Fund is authorized to sell its shares in the state where the purchaser is located. A purchase or redemption of shares through an exchange will be effected at the relative net asset values per share of each Fund next determined after receipt and acceptance of the request.

To obtain a Prospectus of the Micro Cap Fund, or to obtain more information about exchanges or place exchange orders contact PFPC at (800) 282-2319. The Fund reserves the right to terminate or modify the exchange offer described here and will give shareholders sixty days notice of such termination or modification as required by the SEC.



------------------------
                  HOW TO
                  REDEEM
                  SHARES



Shareholders may redeem all or a portion of their shares without charge on any day that the Fund calculates its net asset value. See "Calculation of Net Asset Value." Except as noted below, redemption requests received and accepted by PFPC prior to the close of regular trading hours on the Exchange on any business day that the Fund calculates its per share net asset value are effective at the net asset value per share determined that day. Redemption requests received and accepted by PFPC after the close of the Exchange are effective as of the time the net asset value per share is next determined. Redemption proceeds are normally sent on the next business day following receipt and acceptance by the Fund of the redemption request but, in any event, redemption proceeds are sent within seven business days of receipt and acceptance of the request, or earlier if required under applicable law. Redemption requests should be accompanied by the Fund's name and the shareholder's account number. Corporations, other organizations, trusts, fiduciaries and other institutional investors may be required to furnish certain additional documentation to authorize redemptions.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines that the Custodian has completed collection of the purchase check which may take up to 10 days. Also, redemption requests for accounts for which purchases were made by wire may be delayed until the Fund receives a completed application for the account. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

Shares may be redeemed in one of the following ways:


REDEMPTION BY MAIL. A written redemption request must (i) identify the shareholder's account number, (ii) state the number of shares or dollar amount to be redeemed, and (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for an amount in excess of $25,000, or for any amount if for payment other than to the shareholder of record, or if the proceeds are to be sent elsewhere than the address of record, must be accompanied by a signature guarantee by a guarantor institution that is acceptable to the Fund's transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------

a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A signature and a signature guarantee are required for each person in whose name the account is registered. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

Written redemption instructions should be submitted to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., P.O. Box 8965, Wilmington, DE 19899-9752. A redemption order sent by overnight mail should be sent to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809. A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the transfer agent at (800) 282-2319.


REDEMPTION BY TELEPHONE. Shareholders who prefer to redeem their shares by telephone must elect to do so by completing the telephone redemption section of the shareholder application which describes the telephone redemption procedures in more detail and requires certain information that will be used to identify the shareholder when a telephone redemption request is made. Telephone redemptions may be made in amounts up to $50,000 by instructing the transfer agent at (800) 282-2319. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above. A signature guarantee is required of all shareholders in order to change telephone redemption privileges.

Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, the number of shares to be redeemed and certain other information necessary to identify the shareholder.

During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that shareholders are unable to reach PFPC by telephone, you may make a redemption request by mail. The Fund or PFPC reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

REDEMPTIONS BY WIRE. Redemption proceeds may be wired to a predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Amounts redeemed by wire are normally wired on the next business day after receipt and acceptance of redemption instructions (if received before the close of regular trading on the Exchange), but in no event later than five days following such receipt and acceptance.

IN-KIND REDEMPTION. The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Adviser or the Board of Trustees, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund. Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Any portfolio securities paid or distributed in-kind would be valued as described under "Calculation of Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where the Fund completes such redemption in-kind, the Fund

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------



will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem an investor's account where the account is inactive and is worth less than the minimum initial investment when the account was established, currently $10,000. In calculating the minimum amount necessary to avoid involuntary redemption, the Fund will include amounts held in both the Fund and the Micro Cap Fund together. The Fund will advise the shareholder of its intention to redeem the account in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to the appropriate minimum amount, and the Fund will not redeem any account that is worth less than the appropriate minimum amount solely on account of a market decline.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders who own shares with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. Under the Plan, shareholders may automatically redeem a portion of their Fund shares monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at their net asset value at the close of the NYSE on or about the 25th day of the month at the frequency selected by the shareholder. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporary purchases and redemption may result in adverse tax consequences. For further details about this service, see the Application or call the Transfer Agent at (800) 282-2319.


-------------------------
               RETIREMENT
                    PLANS



Shares of the Fund are available for use in all types of tax-deferred retirement plans such as IRA's, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Fund for retirement plans can be obtained from PFPC by calling (800) 282-2319. The following is a description of the types of retirement plans for which the Fund's shares may be used for investment:

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"). Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also available for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax-deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

PNC makes available its services as an IRA Custodian for each shareholder account that is established as an IRA. For these services, PNC receives an annual fee of $10.00 per account, which fee is paid directly to PNC by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment.

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------



401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS. The Fund's shares may be used for investment in defined contribution plans by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(B)(7) RETIREMENT PLANS. The Fund's shares are also available for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.


-------------------------
                     FUND
              PERFORMANCE
              INFORMATION




The following table and line graph show the Fund's performance for the period April 11, 1997 through December 31, 1997 versus The Russell 2000 Index and The Lipper Small Cap Fund Index. The Russell 2000 is an unmanaged stock market index without any associated expenses, and its returns assume the reinvestment of all dividends. The Lipper Small Cap Fund Index is an unweighted index of mutual fund performance which consists of the average return of the 30 largest small cap funds. The Fund's past performance is not necessarily indicative of future results.

COMPARATIVE PERFORMANCE.

                                            INCEPTION TO DATE
TOTAL RETURN                                4/11/97-12/31/97
--------------------                        -----------------
Kalmar Small Cap Fund                           +46.35%
Russell 2000 Index                              +27.86%
Lipper Small Cap Funds                          +26.02%


       KALMAR POOLED INVESTMENT TRUST - SMALL CAP "GROWTH-WITH-VALUE" FUND
                                GROWTH OF $10,000
         VS. THE RUSSELL 2000 INDEX AND THE LIPPER SMALL CAP FUND INDEX

                             CHART [GRAPHIC OMITTED]

The following are the plot points contained in the Chart:



           Kalmar Small Cap    Russell 2000     Lipper Small Cap
4/11/97         10,000            10,000             10,000
6/30/97         12,040            11,524             11,616
9/30/97         14,880            13,235             13,387
12/31/97        14,635            12,787             12,603



* THE FUND COMMENCED OPERATIONS ON APRIL 11, 1997.

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------



Advertisements, sales literature and communications to shareholders may contain measures of the Fund's performance, including various expressions of total return, current yield or current distribution rate. They may also cite statistics relating to volatility and risk and compare such measures to those of other funds. The Fund's total return may be calculated on an annualized and aggregate basis for various periods as will be stated in the advertisement. Average annual return reflects the average percentage change per year in value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period.

The Fund may compare its investment performance to other mutual funds, or groups of mutual funds, with similar or dissimilar investment objectives and policies that are tracked or ranked by independent services such as Lipper Analytical Services, Inc. or Morningstar, Inc. or other financial or industry publications that monitor the performance of mutual funds, investment managers and the like. The Fund may also compare its performance to unmanaged stock indices such as the Russell 2000 Small Capitalization Index, which is composed of the 2000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies, or the Standard & Poor's 500 Stock Index, an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends. The Fund may also quote performance information or information relating to fund management, investment philosophy or investment techniques, that is published in financial and business publications including Money Magazine, Forbes, Barron's or The Wall Street Journal, etc. Further information about the sources for comparative performance and other information that may be utilized by the Fund, and information about the Fund's calculation of performance figures, is contained in the Fund's Statement of Additional Information.

All data will be based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objective and policies. In addition, averages are generally unmanaged, and items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.



--------------------------
                   GENERAL
               INFORMATION



SHARES OF BENEFICIAL INTEREST AND VOTING RIGHTS. The Trust was organized as a Delaware business trust on November 6, 1996. The Trust's Agreement and Declaration of Trust permits the trustees to issue an unlimited number of shares of beneficial interest in various series or classes (subseries) with a par value of $0.01 per share. Each series, in effect, represents a separate mutual fund with its own investment objective and policies. The Board of Trustees has the power to designate additional series or classes of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such series or classes.

The Trust's Agreement and Declaration of Trust gives shareholders the right to vote: (i) for the election or removal of trustees; (ii) with respect to additional matters relating to the Trust as required by the Investment Company Act; and (iii) on such other matters as the trustees consider necessary or desirable. The shares of the Fund each have one vote and, when issued, will be fully paid and non-assessable and within each series or class, have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the Trust which the trustees may, from time to time, establish, shall have no preemptive rights. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Trust. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote on a matter shall vote without differentiation between

          KALMAR
          POOLED
      INVESTMENT
           TRUST
----------------



separate series on a one-vote-per share basis. If a matter to be voted on does not affect the interests of all series of the Trust, then only the shareholders of the affected series shall be entitled to vote on the matter.

Shareholder inquiries should be made by writing to the Trust c/o PFPC Inc., P.O. Box 8965, Wilmington, DE 19899-9752.

SHAREHOLDER MEETINGS. Pursuant to the Trust's Agreement and Declaration of Trust, the Trust does not intend to hold shareholder meetings except when required to elect trustees, or with respect to additional matters relating to the Trust as required under the Investment Company Act.

The Fund intends to declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. The Fund will distribute net realized capital gains, if any, once with respect to each year. Expenses of the Fund, including the advisory fee, are accrued each day. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the ex date of the dividend or distribution unless the shareholder has elected in writing to receive dividends or distributions in cash. An election may be changed by notifying PFPC in writing thirty days prior to record date. Shareholders may call PFPC for more information. All shares of the Fund will share proportionately in the investment income and expenses of the Fund.



------------------------
              DIVIDENDS,
           CAPITAL GAINS
           DISTRIBUTIONS
               AND TAXES



The Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

Dividends from net investment income or net short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. For corporate investors in the Fund, dividends from net investment income will generally qualify in part for the 70% corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to investors as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

A sale or redemption of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Any loss incurred on sale or exchange of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

Investors should also be aware that, if the Fund has unrealized gains at the time they purchase shares in the Fund, part of their purchase price may be returned to them in the form of a capital gain distri-

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------



bution when and if such gains are later realized by the Fund. Moreover, on commencement of the Fund, existing clients of Adviser will have the opportunity to transfer their assets to the Fund on a tax-free basis; any gain inherent in such assets at the time of contribution will carryover to the Fund.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. It is recommended that shareholders consult their tax advisers regarding specific questions as to federal, state, local or foreign taxes. Each year, the Fund will mail you information on the tax status of the Fund's dividends and distributions made to you.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund. Additional information on tax matters relating to the Fund and to its shareholders is included in the Statement of Additional Information.



--------------------------
               SHAREHOLDER
                  ACCOUNTS



PFPC, as Transfer Agent, maintains for each shareholder an account expressed in terms of full and fractional shares of the Fund rounded to the nearest 1/1000th of a share. In the interest of economy and convenience, the Fund does not issue share certificates. Each shareholder is sent a statement at least quarterly showing all purchases in or redemption from the shareholder's account. The statement also sets forth the balance of shares held in the shareholder's account.

           KALMAR
           POOLED
       INVESTMENT
            TRUST
-----------------

                         INVESTMENT ADVISER
                         Kalmar Investment Advisers
                         Barley Mill House
                         3701 Kennett Pike
                         Greenville, DE 19807


                         DISTRIBUTOR
                         Provident Distributors, Inc.
                         Four Falls Corporate Center, 6th Floor
                         West Conshohocken, PA 19428-2961

                         SHAREHOLDER SERVICES
                         PFPC Inc.
                         400 Bellevue Parkway
                         Wilmington, DE 19809

                         CUSTODIAN
                         PNC Bank, N.A.
                         1600 Market Street
                         Philadelphia, PA 19103

                         LEGAL COUNSEL
                         Pepper  Hamilton  LLP
                         3000 Two Logan Square
                         18th & Arch Streets
                         Philadelphia, PA 19103-2799


                         AUDITORS
                         Coopers & Lybrand, L.L.P.
                         2400 Eleven Penn Center
                         Philadelphia, PA  19103

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND

====================================================================================================================================
 SHAREHOLDER APPLICATION

        KALMAR           Send Completed Application to:
        POOLED              KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
        INVESTMENT          C/O PFPC INC.
        TRUST               P.O. BOX 8965
                            WILMINGTON, DE 19899-9752

====================================================================================================================================
 1.  ACCOUNT REGISTRATION -- PLEASE PRINT
====================================================================================================================================
[  ]     INDIVIDUAL OR JOINT ACCOUNT


     -------------------------------------------------------------------------------------------------------------------------------
     First name                      Middle initial                      Last name                     Social Security Number

     -------------------------------------------------------------------------------------------------------------------------------
     Joint owner(s) (Joint ownership means "joint tenants with rights of survivorship" unless otherwise specified.)

------------------------------------------------------------------------------------------------------------------------------------
[  ]     GIFT/TRANSFER TO A MINOR

     ________________________________________________________    As Custodian For __________________________________________________
     Name of Custodian -- ONE ONLY                                                                  Minor's Name


     Under the ________________________________  Uniform Gift/Transfer to Minors Act. ______________________________________________
                            State                                                            Minor's Social Security Number


------------------------------------------------------------------------------------------------------------------------------------
[  ] TRUST     [  ] CORPORATION        [  ]PARTNERSHIP        [  ]OTHER ENTITY  ________________________________________ (Check One)


     -------------------------------------------------------------------------------------------------------------------------------
     Name of Entity (Corporate Resolution/Partnership Agreement Required)       Taxpayer Identification Number

     -------------------------------------------------------------------------------------------------------------------------------
     Name of each trustee (if any)                                              Date of trust document (must be completed for trust
                                                                                registration)

====================================================================================================================================
 2.  ADDRESS
====================================================================================================================================
ACCOUNT HOLDER


     -------------------------------------------------------------------------------------------------------------------------------
     Street Address (P.O. Box acceptable if street address is given)                    Daytime Phone (including Area Code)

     -------------------------------------------------------------------------------------------------------------------------------
     City                  State                     Zip code                           Evening Phone (including Area Code)

     I am a citizen of: [  ]U.S.    [  ] __________________________________________

INTERESTED PARTY, DUPLICATE ACCOUNT STATEMENT

     -------------------------------------------------------------------------------------------------------------------------------
     Number and Street                                                       Telephone No. (Include Area Code)


     -------------------------------------------------------------------------------------------------------------------------------
     Apartment, Floor or Room Number


     -------------------------------------------------------------------------------------------------------------------------------
     City                                                   State                                    Zip Code


====================================================================================================================================
 3.  INITIAL INVESTMENT -- MINIMUM $10,000
====================================================================================================================================

     Enclosed is a check payable to the Kalmar "Growth-with-Value" Small Cap Fund for $ ____________________________________________

     [  ] By Federal Funds wire (please call (800) 282-2319 for instructions):



     -------------------------------------------------------------------------------------------------------------------------------
     Name of Bank                                                               Wire Amount ($)           Wire Date


====================================================================================================================================
 4.  DISTRIBUTIONS
====================================================================================================================================

      All  dividends  and  capital  gains  distributions will be  automatically reinvested  in  additional shares at net asset value unless  otherwise indicated by checking the box(es) below:

     [ ] Dividends in cash     [ ] Capital Gains in cash     [ ] Dividends and Capital Gains in cash

      If dividends and capital gains  distributions are distributed in cash, you  have the  option to receive such amounts either by direct deposit into your bank account or by check. Please check one box below.

     [ ] Direct Deposit        [ ] Check

      PLEASE ATTACH A VOIDED CHECK IF YOU CHOOSE DIRECT DEPOSIT.


====================================================================================================================================
 5.  SIGNATURE AND TAX CERTIFICATIONS
====================================================================================================================================

      I have received and read the  Prospectus  for the Kalmar  "Growth-with-Value"  Small Cap Fund and agree to its terms;  I am of legal age. I understand that investment in these shares involves investment risks, including possible loss of principal.  If a corporate customer, I certify that appropriate corporate resolutions authorizing investment in the Kalmar  "Growth-with-Value"
      Small Cap Fund Fund have been duly adopted.

      I certify under penalties of perjury that the Social Security number or taxpayer identification number shown above is correct.
      Unless the box below is checked, I certify under penalties of perjury that I am not subject to backup withholding  because the
      Internal Revenue Service (a) has not notified me that I am as a result of failure to report all interest or dividends,  or (b)
      has notified me that I am no longer subject to backup withholding.  The certifications in this paragraph are required from all nonexempt persons to prevent backup  withholding of 31% of all taxable  distributions and gross redemption  proceeds under the federal income tax law.

      [ ] Check here if you are subject to backup withholding.


     -------------------------------------------------------------------------------------------------------------------------------
     Signature                                                                          Date

     -------------------------------------------------------------------------------------------------------------------------------
     Signature                                                                          Date

     -------------------------------------------------------------------------------------------------------------------------------

     Check one:    [  ] Owner         [  ] Trustee       [  ] Custodian      [  ]Other _____________________________________________

====================================================================================================================================
 6.  OPTIONAL SHAREHOLDER PRIVILEGES
====================================================================================================================================

A.   TELEPHONE REDEMPTION AUTHORIZATION
      I/We hereby  authorize the use of cash transfers to effect  redemptions  of shares from my/our account  according to telephone instructions  from any one of the  authorized  signers listed in Section 7 B and to send the proceeds TO (CHECK ONE OR MORE OF
      THE FOLLOWING):

      [ ] My address of record as indicated in Section 2 (must be $50,000 or less and address must be  established  for a minimum of
          60 days)

      [ ] My bank as designated below

      [ ] Wire proceeds to my bank via the Federal Funds Wire System (minimum $1,000) as designated below

      [ ] All of the above



     -------------------------------------------------------------------------------------------------------------------------------
     Bank Name                                                                  Bank Routing Transit #

     -------------------------------------------------------------------------------------------------------------------------------
     Bank Account # (Checking/Savings)                                          Account Holder

     -------------------------------------------------------------------------------------------------------------------------------
     Bank Address: Street                            City                                        State              Zip


     PLEASE ATTACH A VOIDED CHECK OF THE BANK ACCOUNT DESIGNATED ABOVE.


      Telephone  redemption by wire can be used only with financial  institutions  that are participants in the Federal Reserve Bank
      Wire System. If the financial  institution you designate is not a Federal Reserve  participant,  telephone redemption proceeds will be mailed to the named financial  institution.  In either case, it may take a day or two, upon receipt for your financial institution to credit your bank account with the proceeds, depending on its internal crediting procedures.


------------------------------------------------------------------------------------------------------------------------------------
B.   AUTOMATIC  INVESTMENT PLAN -- (SUBJECT TO THE $10,000 MINIMUM INITIAL PURCHASE)
     I hereby request that PFPC, the Fund's Transfer Agent,  draw an automatic  clearing house ("ACH") debit  electronically  on the bank checking  account  designated on a monthly basis and invest the amount collected in Kalmar  "Growth-with-Value"  Small Cap
     Fund shares.  The shares are purchased on the same day that the Transfer Agent draws the debit,  and a confirmation  is sent to you.

     Mark one of your  personal  checks  "VOID" and attach the voided check to this  application.  As soon as your bank accepts your authorization,  debits will be generated and purchases of Kalmar  "Growth-with-Value"  Small Cap Fund shares will begin. Please note that your bank must be able to accept ACH  transactions  and/or  may be a member of an ACH  Association.  The Fund  cannot guarantee  acceptance by your bank.  Please allow one (1) month for processing of this automatic  option before the first debit occurs.


     Please begin Automatic Investing for me on ________________,  19__ and invest $_________________ (minimum of $100) in shares of the Kalmar "Growth-with-Value" Small Cap Fund on the 20th of each month.


     -------------------------------------------------------------------------------------------------------------------------------
     Name of Bank:

     -------------------------------------------------------------------------------------------------------------------------------
     Bank Address:                                                              Bank Telephone #:


     -------------------------------------------------------------------------------------------------------------------------------
     Signature of Depositor/Date                                                Signature of Joint Depositor (if any)/Date:

     I  understand  that my ACH debit will be dated on or about the 20th of the month  specified.  I agree that if such debit is not honored upon  presentation,  PFPC may  discontinue  this service  without prior notice,  and any purchase of Fund shares may be reversed.  PFPC is under no obligation to notify the  undersigned as to the nonpayment of any debit. I further  understand that the net asset value of Kalmar  "Growth-with-Value" Small Cap Fund shares at the time of reversal may be less than the net asset value on the day of the original purchase.  PFPC is authorized to redeem sufficient  additional full and fractional shares from my account to make up the deficiency.  Automatic  Investing may be discontinued by PFPC by written notice to the shareholder at least  thirty (30) days prior to any payment  date or by the  investor by written  notice to PFPC  provided  that the notice is received not later than ten (10) business days prior to the specified investment date.

------------------------------------------------------------------------------------------------------------------------------------
C.   SYSTEMATIC WITHDRAWAL PLAN -- (ACCOUNT BALANCES MUST BE GREATER THAN $10,000)
     Frequency of withdrawals (check one):   [ ] monthly   [ ] bi-monthly   [ ] quarterly   [ ] semi-annually   [ ] annually

     I/We authorize PFPC to make periodic  redemptions of Kalmar  "Growth-with-Value"  Small Cap Fund shares as necessary to provide the payments indicated below.

     Method of Payment: (check one):   [ ] Check   [ ] Automatic Clearing House ("ACH") electronic credit (SEE INSTRUCTIONS BELOW)

     If you have chosen ACH credit option to your bank account, please mark one of your personal checks "VOID" and attach the voided check to this application.  Please note that your bank must be able to accept ACH transactions and/or may be a member of an ACH
     Association. The Fund cannot guarantee acceptance by your bank.

     The first withdrawal is to be made about the 25th day of _________,  19___ Amount of each withdrawal (minimum $100): $_________


     -------------------------------------------------------------------------------------------------------------------------------
     Name of Bank:                                                              Bank Address:



     -------------------------------------------------------------------------------------------------------------------------------
     Signature of Depositor/Date                                                Signature of Joint Depositor (if any)/Date




              THIS APPLICATION MUST BE RECEIVED BY THE 10TH OF THE MONTH INDICATED TO BECOME EFFECTIVE FOR THAT MONTH.


                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              GREENVILLE, DE 19807
                              (PHONE) 302-658-7575
                               (FAX) 302-658-7513

KL01

                    KALMAR "GROWTH-WITH-VALUE" MICRO CAP FUND
                                   A SERIES OF
                         KALMAR POOLED INVESTMENT TRUST
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                           GREENVILLE, DELAWARE 19807
                                 (800) 282-2319

                         PROSPECTUS DATED APRIL 2, 1998

This prospectus offers shares of the Kalmar "Growth-with-Value" Micro Cap Fund (the "Fund"), which is a series of Kalmar Pooled Investment Trust (the "Trust"), an open-end, diversified management investment company commonly known as a mutual fund. The Trust offers shares of both the Fund and the Kalmar "Growth-with-Value" Small Cap Fund, each of which has a diversified portfolio of assets and a specific investment objective and policies. Shares of the Kalmar "Growth-with-Value" Small Cap Fund are offered by a separate prospectus.

The Fund's investment objective is long-term capital appreciation. The Fund was created to offer investors the opportunity to invest in micro capitalization stocks according to the longer-term "Growth-with-Value" investment philosophy, and with the micro cap and small cap investing expertise of the investment professionals of the Fund's investment adviser, Kalmar Investment Advisers (the "Adviser"). Using this investment philosophy, the Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of small or emerging growth companies (so-called "micro cap" companies) with market capitalizations under $250 million at the time of investment which, in the Advisers' opinion, have the potential for significant business growth and capital appreciation, and yet whose stocks are, at the time of purchase, trading at at least reasonable to, preferably, undervalued prices in the public trading markets. The Fund believes that its philosophy of purchasing promising, growing companies that may also be undervalued can result in lower risk and higher return when compared to many other micro cap investment strategies. See "Investment Objectives and Policies."

Shares of the Fund may be purchased on a no-load basis without sales or distribution charges through the Fund's distributor or through investment management and financial consultants or brokers, and may be purchased or redeemed at any time. Requests to purchase or redeem shares will be processed at the net asset value per share next determined following receipt and acceptance of the investor's purchase order or redemption request. See "How to Purchase Shares," "How to Redeem Shares" and "Calculation of Net Asset Value."
--------------------------------------------------------------------------------
This  Prospectus  sets  forth  information  about  the Fund  that a  prospective investor should know before investing, and should be read and retained for future reference. More information about both the Fund and the Kalmar "Growth-with-Value" Small Cap Fund has been filed with the U.S. Securities and Exchange Commission and is contained in a "Statement of Additional Information" dated April 2, 1998 as amended from time to time, which is available upon request and without charge by writing or calling the Fund or its distributor at the addresses and numbers set forth on the back cover of this prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                    Kalmar "Growth-With Value" Micro Cap Fund
                                Table of Contents

                                                                     PAGE

Prospectus Summary.................................................
Fund Expenses......................................................
Adviser's Investment Performance...................................
Investment Objective and Policies..................................
         Investment Philosophy.....................................
         Investment Policies.......................................
         Other Investment Practices................................
Risks and Special Considerations...................................
Management of the Fund.............................................
         Board of Trustees.........................................
         Investment Adviser........................................
         Fund Officers and Portfolio Managers......................
         Distributor...............................................
         Administrator, Transfer Agent and Custodian...............
Expenses
Calculation of Net Asset Value.....................................
How to Purchase Shares.............................................
How to Redeem Shares...............................................
Retirement Plans...................................................
Fund Performance Information.......................................
General Information................................................
Dividends, Capital Gains Distributions and Taxes...................
Shareholder Accounts...............................................

                               PROSPECTUS SUMMARY


INVESTMENT OBJECTIVE AND POLICIES. The objective of the Kalmar "Growth-with-Value" Micro Cap Fund is long-term capital appreciation. The Fund was created to offer investors the opportunity to invest in micro capitalization stocks according to the longer-term "Growth-with-Value" investment philosophy and with the micro cap and small cap investing expertise of the investment professionals of the Fund's investment adviser, Kalmar Investment Advisers (the "Adviser"). Using this investment philosophy, the Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of small, emerging growth companies with market capitalizations under $250 million at the time of investment which, in the Adviser's opinion, have the potential for significant business growth and capital appreciation, and yet whose stocks are, at the time of purchase, trading at at least reasonable to, preferably, undervalued prices in the public trading markets. The Fund believes that its philosophy of purchasing promising, growing companies that may be also undervalued can result in both lower risk and higher return when compared to many other small company investment strategies.

The Fund utilizes the Adviser's "Growth-with-Value" investment philosophy which purposefully seeks to INTEGRATE the best elements of creative growth company investing, with discriminating value-seeking investment discipline, and a longer-term intent. With its intent of owning the "good growth businesses" underlying its stocks, the Adviser seeks to make fewer, better investment decisions for longer holding periods and larger gains, based on in-depth, in-house, hands-on research and company business analysis. The resulting low relative levels of trading and portfolio turnover versus typical "aggressive growth" or "emerging growth" investment styles can produce meaningful transaction cost savings to benefit all fund shareholders as well as greater tax efficiency for taxable shareholders by producing a preponderance of longer term as opposed to short term, capital gains. Importantly, the Adviser's "Growth-with-Value" philosophy and in-depth research seek both lower risks AND higher reward relative to micro cap equity markets generally through its integrated strategy of investing in promising, small or emerging growth companies that have not yet been fully recognized and exploited by other institutional investors and, hence, whose stocks may be purchased at undervalued levels. See "Investment Objective and Policies."

INVESTMENT ADVISER. Kalmar Investment Advisers (previously defined as the "Adviser") serves as the investment adviser for the Fund. Over the past sixteen years, the Adviser's portfolio management team has managed micro cap and small cap assets in separate accounts now totaling in excess of $750 million for a variety of clients such as high net worth individuals and family trusts, corporations, pensions and profit-sharing plans and other institutions such as endowments, foundations, hospitals and other charitable institutions, all according to the same longer-term oriented "Growth-with-Value" philosophy utilized by the Fund. Existing clients of the Adviser will have the opportunity to transfer their assets to the Fund on a tax-free basis in exchange for shares, and thereby avail themselves of a pooled investment vehicle. Kalmar intends to invest assets of its own profit-sharing plan in shares of the Fund, as do members of its investment team and other employees. The Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the officers and Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. This fee is comparable to the fees charged by most micro cap equity mutual fund managers, however it is higher than that charged by many other mutual funds. See "Investment Adviser."

ADVISER'S INVESTMENT PERFORMANCE. Information about the performance record of the Adviser's portfolio management team for its separately managed accounts over the past fourteen years is provided in the section of the Prospectus called "Adviser's Investment Performance."


HOW TO INVEST. Shares of the Fund may be purchased on a no-load basis, without sales or distribution charges, and are sold through investor relationships with investment management and financial consultants, brokers or dealers, or directly by the Fund's distributor. The public offering price of shares of the Fund is the net asset value per share of the Fund next determined after receipt and acceptance of an order and payment satisfactory to the Fund. The minimum initial investment is $10,000 and subsequent investments must total at least $1,000. The minimum initial investment amount for investments by qualified retirement accounts is $1,000 and there is no minimum for subsequent investments. An application and information is available by calling (800) 282-2319. See "How To Purchase Shares."


HOW TO REDEEM SHARES. Shares may be redeemed by the Fund, or repurchased by the Distributor, at the net asset value per share next determined after receipt and acceptance of a redemption request in proper form by the Fund, without the imposition of sales charges or redemption fees. See "How to Redeem Shares."

DIVIDEND REINVESTMENT. The Fund intends to pay dividends from its net investment income and any net realized capital gains, if any, on an annual basis. Any dividends and distribution payments will be reinvested at net asset value in additional full and fractional shares of the Fund, unless the shareholder specifically elects to receive such distributions in cash. See "Dividends, Capital Gains Distributions and Taxes."

RISKS AND SPECIAL CONSIDERATIONS. Prospective investors should consider the following factors: (1) investments in very small, development stage or emerging growth company stocks, so-called "micro cap" stocks, involve greater risks than investments in securities of larger, more established companies, are more volatile, and may suffer significant losses as well as realize substantial gains; (2) the market for micro cap stocks is less liquid than markets for larger stocks, which increases the volatility of micro cap stocks, and may result in substantial price decreases in a falling market; (3) the Fund may lend its securities which entails a risk of loss should a borrower fail financially;
(4) to the extent that the Fund invests in foreign securities, such investment may involve political, economic or currency risks not ordinarily associated with domestic securities; and (5) although the Adviser's portfolio management team has extensive investment management experience with private separately managed accounts, it has served as the adviser to a mutual fund for a relatively short period of time. See "Risks and Special Considerations."


ORGANIZATION AND MANAGEMENT OF THE FUND. The Fund is a series of Kalmar Pooled Investment Trust (the "Trust"), which is an open-end, diversified management investment company commonly known as a mutual fund. The Trust also offers shares of the Kalmar "Growth-with-Value" Small Cap Fund through a separate prospectus. The Fund's assets are held by its custodian, PNC Bank, N.A., and the Fund's administrative, transfer agency and fund accounting services are provided by PFPC Inc.. The distributor of the Fund's shares is Provident Distributors, Inc. See "Management of the Fund" and "General Information."



                                  FUND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES: These are no transactional expenses paid by shareholders in connection with purchases or redemptions of the Fund's shares.


Maximum Sales Load Imposed on Purchases                    None
Maximum Sales Load Imposed on Reinvested Dividends         None
Contingent Deferred Sales Charge                           None
Redemption Fees                                            None

ESTIMATED ANNUAL OPERATING EXPENSES: These expenses, which cover the cost of investment management, administration, distribution, marketing and shareholder communications, are quoted as a percentage of average daily net assets of the Fund. The expenses are factored into the Fund's share price and are not billed directly to shareholders.

Advisory Fee (after voluntary waiver)                          0.50%
12b-1 Fees                                                     None
OTHER EXPENSES                                                 0.75%

Total Operating Expenses                                       1.25%1

1 FOR THE CURRENT FISCAL YEAR, THE ADVISER HAS VOLUNTARILY AGREED TO WAIVE ITS FEE OR ASSUME CERTAIN EXPENSES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING COSTS OF THE FUND WILL NOT EXCEED 1.25% OF THE AVERAGE DAILY NET ASSETS OF THE FUND. ABSENT THE ADVISER'S ACTIONS TO LIMIT THE OPERATING EXPENSES, THE FUND WOULD PAY AN ANNUAL ADVISORY FEE OF 1.00% AND IT IS ESTIMATED THAT THE TOTAL OPERATING EXPENSES OF THE FUND DURING ITS FIRST FISCAL YEAR WOULD BE 1.75% ON AN ANNUALIZED BASIS.


EXAMPLE: The following example illustrates the expenses that an investor would pay on a $1,000 investment in the Fund over various time periods assuming a 5% annual rate of return and redemption at the end of each time period.

                                    ONE YEAR         THREE YEARS
                                    --------         -----------
                                      $13                $40

THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES IN FUTURE YEARS MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE PURPOSE OF THE ABOVE EXPENSE TABLES AND EXAMPLE IS TO ASSIST THE INVESTOR IN UNDERSTANDING THE VARIOUS EXPENSES THAT AN INVESTOR IN SHARES OF THE FUND WILL BEAR DIRECTLY OR INDIRECTLY. THE FUND IS NEW AND THEREFORE THE AMOUNTS OF THE "ADVISORY FEE (AFTER VOLUNTARY WAIVER)" AND "OTHER EXPENSES" IN THE EXPENSE TABLE AND THE NUMBERS IN THE EXAMPLE ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

                        ADVISER'S INVESTMENT PERFORMANCE

Set forth below is certain performance information relating to separate accounts managed by the Fund's portfolio management team. The performance data for the separate accounts is net of all fees and expenses. These accounts are managed according to the same investment objective and "Growth-with-Value" investment philosophy, and are subject to substantially similar investment policies and techniques as those used by the Fund. See "Investment Objectives and Policies." The performance record shown below relates to the activities of the portfolio management team with respect to its activities at Kalmar Investments Inc. ("Kalmar"), which provides advisory services to separately managed accounts, and is the sister company of the Adviser. See "Investment Adviser." The results presented are not intended to predict or suggest the return to be experienced by the Fund or the return that an individual investor might achieve by investing in the Fund. The Fund's results may be different from the composite of separate accounts shown due to the fact that the average market capitalization of the companies included in the separate account portfolios was approximately $250 million, while the Fund will generally only purchase shares of companies with market capitalizations below $250 million. The Fund's results may also be different because of, among other things, differences in fees and expenses, and because private accounts are not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended (the "Investment Company Act") and the Internal Revenue Code, as amended, which, if applicable, may have adversely affected the performance of such accounts.

    YEAR               KALMAR                 RUSSELL 2000           S & P 500
   ENDING          TOTAL RETURN*              TOTAL RETURN          TOTAL RETURN
   ------          ------------               ------------          ------------
  12/31/84              1.46                     (7.30)                 6.26
  12/31/85             33.98                     31.05                 31.76
  12/31/86             28.14                      5.68                 18.70
  12/31/87             (1.90)                    (8.77)                 5.22
  12/31/88             23.58                     24.89                 16.57
  12/31/89             38.42                     16.24                 31.65
  12/31/90             (7.58)                   (19.51)                (3.14)
  12/31/91             65.52                     46.05                 30.45
  12/31/92              8.87                     18.41                  7.62
  12/31/93             27.11                     19.91                 10.06
  12/31/94              3.08                     (1.82)                 1.30
  12/31/95             25.38                     26.21                 37.54
  12/31/96              7.06                     14.76                 22.99

  12/31/97             36.30                     22.24                 33.34

   CUMULATIVE
  TOTAL RETURN            KALMAR*                 RUSSELL            S & P 500
  ------------          ----------               ---------          ------------
   14 Years*             1066.99%                 393.33%             817.68%
   1984-1997

 AVERAGE ANNUAL
  TOTAL RETURN
 --------------
   14 Years*              19.18%                   12.08%             17.16%
   1984-1997


*The results shown above represent a composite of discretionary, fee paying, separate accounts under management for at least six months, reflect the reinvestment of any dividends or capital gains, and are shown after deduction of advisory, brokerage or other expenses (excluding fees such as custody fees which are paid separately by the investor). Certain individual accounts that are subject to investment restrictions, tax, income or other special considerations that constrain the investment process are excluded from the composite figures shown above

                       INVESTMENT OBJECTIVES AND POLICIES

The Fund's investment objective is long-term capital appreciation. The investment objective of the Fund is a fundamental policy, which means that it may not be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks of small, emerging growth companies with market capitalizations or total revenues under $250 million at the time of investment which, in the Adviser's opinion, have the potential for significant business growth and capital appreciation, and yet whose stocks are, at the time of purchase, trading at at least reasonable to, preferably, undervalued prices in the public trading markets. There can be no assurance that the Fund will achieve its objective.

INVESTMENT PHILOSOPHY.

The Fund utilizes the Adviser's "Growth-with-Value" investment philosophy, which integrates what the Adviser believes to be the best elements of creative growth company investing, with discriminating value-seeking investment discipline, all with a view toward longer-term ownership of the "good growth businesses" underlying its portfolio holdings. The investment philosophy is a primarily bottom-up, fundamentals-driven approach, with the goal of fewer, better investment decisions, for longer holding periods and larger gains. The Adviser views its "Growth-with-Value" philosophy as a relatively conservative approach to micro cap investing, yet one which the Adviser believes can result in both lower risk and higher rewards over the longer term when compared to the micro cap equity markets generally, or to the high-turnover "aggressive growth" or "emerging growth" investment styles of most other micro cap investment managers. By investing with a longer-term focus, and thereby limiting trading and portfolio turnover, the Fund seeks to limit transaction costs and to increase tax efficiency for its shareholders.

In identifying, analyzing, selecting, and monitoring investments, the Fund's portfolio management team utilizes an independent, hands-on, fundamental, in-house-research-driven approach. To identify solid, well managed, rapidly growing micro cap companies, and qualify such companies for investment, the Fund's portfolio managers perform fundamental research and business analysis of a given company's publicly available financial information, engage in extensive and on-going management contact, facility visits, and appropriate cross checks with customers, suppliers, competitors, etc., as well as with industry trade groups, consultants and such other "experts" as they deem appropriate. The portfolio management team, of course, also attempts to utilize the best information provided by Wall Street analysts, strategists, etc., to complement its in-house research and investment management decision making.

As a central ingredient in its investment philosophy and investment selection process, the Fund seeks to invest in promising companies which meet its objectives for above average future business value growth, but which have not yet been fully recognized and exploited by other institutional micro cap investors. Such companies may be followed by relatively few, or sometimes no securities analysts, and their securities, therefore, may be inefficiently valued and available for purchase at undervalued prices. By investing in such companies over the longer-term, the Fund's investors can benefit both from their vigorous potential earnings and business value growth and also from the potential re-valuation upward of their securities as their business success attracts larger numbers of additional investors and greater "Wall Street" sponsorship over time.

Except as described herein, the following investment policies are not fundamental policies of the Fund, which means that the Trustees may change such policies without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, as defined in the Investment Company Act.

INVESTMENT POLICIES.

The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in companies whose stock market capitalizations (total market value of outstanding shares) are less than $250 million at the time of investment. Such companies often pay no dividends and, therefore, current income is not a factor in the selection of stocks. Capital appreciation is likely to be the predominant component of the Fund's return. In the event that the Adviser, through fundamental research and investment analysis, identifies a company whose stock appears to be substantially overvalued in the trading markets, the Fund may engage in short sales of the company's stock. This process allows the Fund to realize profits if the value of a company's stock drops as anticipated by the Adviser.

In addition, the Fund may invest in other types of securities such as securities convertible into common stocks, as well as certain debt securities, consistent with its long-term capital appreciation objective. The Fund may invest up to 15% of its assets in foreign securities, including sponsored or unsponsored American Depository Receipts ("ADRs"). The Fund may also buy and sell options on individual securities or indices, for purposes of achieving additional return or for hedging purposes, although at no time will more than 5% of the Fund's assets be allocated to premiums or margin required to establish options positions for non-hedging purposes, and no more than 10% of the Fund's assets will be subject to obligations underlying such options. Additional information about the Fund's investments, policies and restrictions is provided below and in the Fund's Statement of Additional Information.

EQUITY SECURITIES. The Fund will purchase primarily common stocks, which represent an ownership interest in the issuer, entitle the holder to participate in any income and/or capital gains of the issuer and generally have voting rights. The Fund may also purchase investment grade securities with an equity component such as convertible preferred stock, debt securities convertible into or exchangeable for common stock and securities such as warrants or rights that are convertible into common stock. A convertible security is a security that may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common or preferred stock. By investing in convertible securities, the Fund seeks to participate in the capital appreciation of the common stock into which the securities are convertible through the conversion feature. A warrant is a security that gives the holder the right, but not the obligation, to subscribe for newly created securities of the issuer or a related company at a fixed price either at a certain date or during a set period. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same percentage after the new stock offering.

The Fund's assets will be invested primarily in equity securities of small, so-called "micro cap" companies; however, the Fund may, consistent with its objective, invest a portion of its total assets in equity securities of larger capitalization companies if the Adviser believes that suitable micro cap company opportunities are not available or if such larger stocks have strong growth potential and meet the Adviser's "Growth-with-Value" criteria and investment discipline.

Although the Adviser anticipates that the majority of the Fund's assets will ordinarily be invested in U.S.-based companies, the Fund may invest in foreign securities, provided such investments are consistent with the Fund's objective and policies and meet the "Growth-with-Value" philosophy. The Fund generally limits its foreign investing to securities of Canadian companies traded on Canadian or U.S. exchanges or markets, or shares of foreign companies traded as sponsored or unsponsored American Depository Receipts ("ADRs"), which are receipts typically issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security.

CASH OR CASH EQUIVALENTS. Although the Fund intends to remain substantially fully invested, the Fund may invest its assets in cash or cash equivalents, during periods when excess cash is generated through purchases and sales of its shares, or when the Fund desires to hold cash to maintain liquidity for redemptions or pending investment in suitable securities. There may also be times when economic or market conditions are such that the Adviser deems a temporary defensive position to be appropriate, during which the Fund may invest up to 100% of its net assets in the types of short-term, cash equivalent investments described below.

The Fund may invest in short-term debt securities, including time deposits, certificates of deposit or bankers' acceptances issued by commercial banks or savings and loan associations meeting certain qualifications. The Fund may also purchase commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by S&P or by Moody's; and may invest in short term corporate obligations rated A or better by S&P or Moody's.

The Fund may also purchase U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury; and may invest in U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and federal agencies. The Fund may also invest in repurchase agreements collateralized by the cash equivalent securities listed above.

DEBT SECURITIES. In addition to short-term, high quality, cash-equivalent debt securities listed above and investment grade convertible debt (those rated Baa or higher by S&P and BBB or high by Moody's), the Fund is authorized to invest up to 5% of its assets in lower-rated or "compromised" corporate debt securities such as bonds, debentures and notes (those rated BB or lower by S&P or Ba or lower by Moody's) and unrated securities of comparable quality. The Fund may invest in such debt securities, sometimes referred to as "junk bonds," when the Adviser, through fundamental research and investment analysis, believes that the securities possess intrinsic value in excess of their current market price, or have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The Fund may also buy such securities when the Adviser believes that the issuer is likely to negotiate to replace such securities with equity securities. Lower-rated securities (including those which are in default) are considered to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and generally involve more credit risk than securities in the high rating categories. See "Debt Securities-Risks" in the Statement of Additional Information for further information concerning the risks of lower-rated securities.

OPTIONS. The Fund may purchase or sell options on individual securities as well as on indices of securities as a means of achieving additional return or of hedging the value of the Fund's portfolio. A call option is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the seller the security underlying the option at a specified exercise price at any time during the term of the option or, in some cases, only at the end of the term of the option. The seller of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option is a contract that gives the holder of the option the right, in return for a premium paid, to sell to the seller the underlying security at a specified price. The seller of the put option, on the other hand, has the obligation to buy the underlying security upon exercise at the exercise price.

If the Fund has sold an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously sold. There can be no assurance that a closing purchase transaction can be effected when the Fund so desires.

The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify exercise. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but forgoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option. Options purchased and sold other than on an exchange in private transactions also impose on the Fund the credit risk that the counterparty will fail to honor its obligations. The Fund will not purchase options if, as a result, its aggregate obligations relating to outstanding options exceeds 10% of the Fund's assets.

REPURCHASE AGREEMENTS. For purposes of cash management only, the Fund may enter into repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Adviser under standards adopted by the Board of Trustees. Under repurchase agreements, the Fund may purchase any of the cash equivalent securities described above and simultaneously commit to resell such securities at a future date to the seller at an agreed upon price plus interest. The seller will be required to collateralize the agreement by transferring securities to the Fund with an initial market value, including accrued interest, that equals or exceeds the purchase price, and the seller will be required to transfer additional securities to the Fund on a daily basis to ensure that the value of the collateral does not decrease below the repurchase price. No more than 15% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements which have a maturity of longer than seven days. For purposes of the diversification test for qualification as a regulated investment company under the Internal Revenue Code, repurchase agreements are not counted as cash, cash items or receivables, but rather as securities issued by the counter-party to the repurchase agreements. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in recovering its cash. To the extent that in the meantime, the value of the security purchased had decreased, the Fund could experience a loss. While management of the Fund acknowledges these risks, it is expected that they can be controlled through stringent security selection and careful monitoring procedures.

INVESTMENTS IN MUTUAL FUNDS. The Fund may invest in shares of other open and closed-end investment companies which principally invest in securities of the type in which the Fund invests. This approach will most likely be used for cash management purposes. The Fund may only invest in other investment companies within limits set by the Investment Company Act of 1940, which currently allows the Fund to invest up to 10% of its total assets in other investment companies.No more than 5% of the Fund's total assets may be invested in securities of any one investment company, nor may the Fund acquire more than 3% of the voting securities of any investment company. Investments in other investment companies will generally involve duplication of advisory fees and other expenses. The Fund may also acquire securities of other investment companies beyond such limits pursuant to a merger, consolidation or reorganization.

OTHER INVESTMENT PRACTICES.

SHORT SALES. If the Fund anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Fund may realize a profit or loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. Short selling is a technique that may be considered speculative and involves risk beyond the initial capital necessary to secure each transaction. The Fund is required by SEC rules to collateralize short positions by maintaining cash or liquid securities in a segregated account. The Fund will not sell securities short if, immediately after and as a result of the sale, the value of all securities sold short by the Fund exceeds 10% of its total assets. The value of any one issuer in which the Fund is short may not exceed the lesser of 2% of the Fund's net assets or 2% of the securities of any class of the issuers' securities. The Fund's policy regarding short sales is fundamental.

BORROWING. As a matter of fundamental policy, the Fund may borrow up to one third of its total assets, taken at market value as a temporary measure for extraordinary or emergency purposes to meet redemptions or to settle securities transactions. Any borrowing will be done from a bank with the required asset coverage of at least 300%. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The

Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the Investment Company Act, except for notes to banks.

LENDING OF PORTFOLIO SECURITIES. The Fund may from time to time lend securities from its portfolio, with a value not exceeding one-third of its total assets, to banks, brokers and other financial institutions and receive collateral in cash, a letter of credit issued by a bank or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The lending of securities is a common practice in the securities industry. The Fund engages in security loan arrangements with the primary objective of increasing the Fund's income either through investing the cash collateral in money market mutual funds and short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Fund continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially. The Fund's policy regarding lending of portfolio securities is fundamental.

During the period of such a loan, the Fund receives the income on both the loaned securities and the collateral and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or otherwise, the Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

ILLIQUID AND RESTRICTED SECURITIES. The Fund may invest up to 15% of its net assets in securities which may be considered illiquid by virtue of the absence of a readily available market, legal or contractual restrictions on resale, longer maturities, or other factors limiting the market ability of the security. Generally, an illiquid security is any security that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security. This policy does not limit the acquisition of (i) restricted securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933 or
(ii) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, that are determined to be liquid in accordance with guidelines established by the Board of Trustees of the Trust. While maintaining oversight, the Board of Trustees has delegated the day-to-day function of determining liquidity to the Adviser.

                        RISKS AND SPECIAL CONSIDERATIONS

MICRO CAP COMPANIES. Investments in common stocks in general are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. Additionally, the Fund will invest in relatively small, new or unseasoned companies which may be in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of such companies may offer greater opportunity for capital appreciation than larger companies, but investments in such companies presents greater risks than investment in larger, more established companies. The companies in which the Fund will generally invest may have relatively small revenues, limited or very focused product lines, and may have a small share of the market for their products or services or a very large share of an emerging market. Small or development stage companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become well established. Due to these and other factors, such companies may suffer significant losses as well as realize substantial growth and profitability, and investments in such companies will be volatile and are therefore speculative. Historically, micro
capitalization   stocks   have  been  more   volatile   in  price  than   larger
capitalization stocks. Among the reasons for the greater price volatility of these securities are the lower degree of liquidity in the markets for such stocks, and the potentially greater sensitivity of such small companies to changes in or failure of management and in many other changes in competitive, business, industry and economic conditions. Besides exhibiting greater volatility, micro and small company stocks may, to a degree, fluctuate independently of larger company stocks. Micro and small company stocks may decline in price as large company stocks rise, or rise in price as large company stocks decline. Investors should therefore expect that the value of the Fund's shares will be more volatile than the shares of a fund that invests in larger capitalization stocks. Additionally, while the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in theses securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets. The Fund should not be considered suitable for investors who are unable or unwilling to assume the risks of loss inherent in such a program, nor should investment in the Fund be considered a balanced or complete investment program.

FOREIGN INVESTMENT. Investments in foreign securities may involve risks not ordinarily associated with investments in domestic securities. These risks may include legal, political or economic developments such as fluctuations in currency rates, imposition of withholding taxes or exchange controls or other governmental restrictions or political or policy changes. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, or political or social unrest that could adversely affect the value of foreign securities.

There may be less publicly available information about foreign companies than about U.S. companies, and foreign companies may not be subject to accounting, auditing and financial reporting standards that are as uniform as those applicable to U.S. companies. The Fund will attempt to limit risks associated with foreign investing by investing primarily in securities of stable, developed countries such as Canada.


INVESTMENT ADVISER. The Adviser has served as the investment adviser for a mutual fund for only a short period of time. The performance record of the Adviser's portfolio management team for its separately managed accounts over the past fourteen years is provided in the section of the Prospectus called "Adviser's Investment Performance."

                             MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Board of Trustees of the Trust consists of five individuals, two of whom are not "interested persons" of the Trust as defined in the Investment Company Act. The members of the Trust's Board of Trustees are fiduciaries for the Fund's shareholders and, in this regard, are governed by the laws of the State of Delaware. The Trustees establish policy for the operation of the Fund, and appoint the officers who conduct the daily business of the Fund. The following is a list of the Trustees and a brief statement of their principal occupations:

FORD B. DRAPER, JR.*      Chairman, President and Treasurer of the Trust;
                          Founder, President, Director and Chief Investment
                          Officer of Kalmar Investments since 1982 and Kalmar
                          Investment Advisers since inception.

WENDELL FENTON*           President of the law firm of Richards, Layton and
                          Finger (joined 1971).

JOHN J. QUINDLEN          Trustee of The Rodney Square Funds; Senior Vice
                          President and Chief Financial Officer of E.I. Dupont de Nemours & Co. from 1954 through 1993 (retired).

DAVID M. REESE, JR.*      Portfolio manager/research analyst for Kalmar
                          Investments Inc. from 1982 through March, 1996.

DAVID D. WAKEFIELD        Retired Private Investor; Executive Secretary,
                          Longwood Foundation and Welfare Foundation, from 1992 to 1997; Executive Secretary, J.P. Morgan Delaware from 1989 to 1992.


*"Interested person" of the Fund, as that term is defined in the Investment Company Act.


INVESTMENT ADVISER

Kalmar Investment Advisers, located at 3701 Kennett Pike, Greenville, Delaware 19807 (previously defined as the "Adviser") serves as the investment adviser for the Fund pursuant to an investment advisory agreement dated January 31, 1997 (the "Advisory Agreement"). The Advisory Agreement initially will be in effect for two years, and may be renewed each year thereafter, provided its continuance is approved annually by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Fund as defined in the Investment Company Act.

The Adviser manages the investments of the Fund in accordance with the Fund's stated investment objective, philosophy and policies and subject to its limitations or restrictions. Subject to the supervision of the Board of Trustees, the Adviser makes the Fund's day-to-day investment decisions, selects brokers and dealers to execute portfolio transactions and generally manages the Fund's investments. In selecting brokers, the Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Adviser generally seeks favorable and competitive commission rates, the Fund does not necessarily pay the lowest commission or spread available. In addition, consistent with rules established by the National Association of Securities Dealers, Inc., the Fund may consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund.

Because of its longer-term investment philosophy, the Fund does not intend to engage in frequent trading tactics which could result in high turnover, less favorable tax consequences (i.e., a high proportion of short-term capital gains relative to long-term capital gains) or increased trading and brokerage expenses paid by the Fund. The Fund anticipates that its annual portfolio turnover rate should not exceed 50% under normal conditions, although it is impossible to predict portfolio turnover rates. The Adviser will buy or sell portfolio securities without regard to holding period if, in its judgment, such transactions are advisable in light of opportunities in particular stocks, or a change in circumstances for any particular company or companies, or in general market, economic or financial conditions.


The Adviser, which is registered as an investment adviser under the Investment Advisers Act of 1940, is presently wholly-owned by its founder, Ford B. Draper, Jr. The Adviser utilizes a team approach in managing the Fund's portfolio with Mr. Draper, as chief investment officer, leading and supervising the portfolio management team. The Adviser is the "sister" company to Kalmar Investments Inc. ("Kalmar"), a registered investment adviser founded in 1982, which has been providing investment advice to and managing the assets of private accounts since its inception according to the same investment objective and "Growth-with-Value" philosophy used by the Fund. The Adviser was organized as a separate company on November 6, 1996 for the sole purpose of functioning as the adviser to the Kalmar Funds. The ownership and management of the Adviser is identical to that of Kalmar, and the same portfolio management team approach used in managing the assets of the Fund is used to manage the assets of Kalmar's private accounts.


Kalmar presently manages approximately $750 million primarily in micro and small capitalization stocks in separately managed accounts for clients such as high net worth individuals and family trusts, corporations, pensions and profit-sharing plans and institutions such as endowments, foundations, hospitals and charitable institutions. Kalmar intends to invest assets of its own profit-sharing plan in shares of the Fund, as do members of its investment team and other employees.

For its services, the Adviser is paid a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets. This fee is comparable to the fee charged by most micro cap equity mutual fund managers, however, it is higher than that paid by many other mutual funds for investment advisory services. During the Fund's first fiscal year, the Adviser has voluntarily agreed to limit its fees or assume certain expenses of the Fund to keep the total annual operating costs of the Fund's classes within specified limits, see "Fund Expenses."


FUND OFFICERS AND PORTFOLIO MANAGERS

FORD B. DRAPER, JR.
CHAIRMAN, PRESIDENT, TREASURER AND CHIEF INVESTMENT OFFICER

A graduate of Yale University, Mr. Draper also received an M.B.A. from Columbia University Graduate School of Business, and has over thirty years experience in investment research and management. Mr. Draper began his career in 1967 in the investment research and capital management departments of Smith, Barney & Co. In 1970, he joined Baker, Fentress & Company, a publicly-owned closed-end mutual fund, where he performed original investment research on a broad spectrum of companies and industries. In 1972, he became Vice President with responsibilities that included trading, investment research, investment strategy, and management of the fund's portfolio. For the following ten years at Baker, Fentress, Mr. Draper developed positive investment performance for the then $250 million fund. Mr. Draper founded Kalmar Investments in 1982, which provides investment management services to separately managed accounts.


JORDAN J. COX
PORTFOLIO MANAGER/RESEARCH ANALYST

After a BA in Economics and Applied Mathematics from Lehigh University and the University of Oregon Doctoral program in Economics, Mr. Cox worked from 1986-1989 as a research analyst and Vice President for Ferris Baker, Watts, and from 1989-1990 as Director of Institutional Research for Johnston Lemon & Co., both regional brokerage firms. His research focused on small to medium sized companies with emphasis in the computer software and service industries. From 1990-1995 he moved into that industry, as Senior Director of New Business
Development of Systems & Computer Technology, a publicly traded computer software and services firm. Mr. Cox joined Kalmar Investments in 1995.


FORD B. DRAPER, III
MANAGER, TRADING DEPARTMENT

After earning a BA in International Relations from Lynchburg College, plus additional travel and education, Mr. Draper joined Kalmar Investments in 1991. There he built the firm's professional trading operations, which specializes in small cap equities, which he continues to manage.


GREGORY A. HARTLEY, C.F.A.
PORTFOLIO MANAGER/RESEARCH ANALYST

Mr. Hartley graduated from Indiana University's School of Business, held an accounting position, and later earned an M.B.A. from Indiana University's Graduate School of Business. Mr. Hartley joined Kalmar Investments in 1993 after nine years of prior investment experience. From 1984-1993, he worked for Ashford Capital Management, Inc., a then $100 million investment management and consulting firm. As a senior analyst and member of the investment committee doing original research on small growth companies, from health care to specialty manufacturing and financial services to technology, he was responsible for new idea stock selection and management of over $50 million in portfolio holdings.


LINN M. MORROW
DIRECTOR OF CLIENT SERVICES

Mr. Morrow, with twenty years experience in investment-related client services, holds a BS in Economics from the University of Pennsylvania's Wharton School. He began his career with Salomon Brothers in 1968, and subsequently worked in the corporate trust departments of Chemical Bank, NY and Mellon Bank, NA. In 1985 he joined Delaware Investment Advisers as Vice President of Client Services. For ten years at Delaware, his responsibilities were acting as liaison between clients and the investment team, client reviews, client communications and new business. Mr. Morrow joined Kalmar Investments in 1996 to direct its client services.


DANA F. WALKER, C.F.A.
PORTFOLIO MANAGER/RESEARCH ANALYST

After the University of Virginia's McIntire School of Commerce, Mr. Walker worked from 1982-1986 for Delfi Management, Inc., investment advisor to the Sigma Funds, a then $350 million mutual fund group. As a senior analyst doing original research in consumer-related industries, health care, retailing, and distribution, he was responsible for investment selections from these areas for the Sigma funds and for portfolios of DP Asset Management, an affiliated $100 million investment advisory firm. Mr. Walker joined Kalmar Investments in 1986.

DISTRIBUTOR

Provident Distributors, Inc. ("Distributor"), located at Four Falls Corporate Center, West Conshohocken, PA 19428-2961, has been engaged to distribute the Fund's shares pursuant to a distribution agreement dated February 17, 1998 (the "Distribution Agreement"). Under the Distribution Agreement, the Distributor directly or through its affiliates, provides distribution and underwriting services, investor support and certain administrative services.

ADMINISTRATOR, TRANSFER AGENT AND CUSTODIAN

PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., located at 400 Bellevue Parkway, Wilmington, DE 19809 serves as the Fund's Administrator, Transfer Agent and Dividend Paying Agent and also provides accounting services to the Fund pursuant to separate Administration, Transfer Agency and Accounting Services Agreements with the Trust, each dated January 31, 1997 and assigned to PFPC, effective January 19, 1998.

As Administrator, PFPC supplies office facilities, non-investment related statistical and research data, stationery and office supplies, executive and administrative services, internal auditing and regulatory compliance services. PFPC also assists in the preparation of reports to shareholders, prepares proxy statements, updates prospectuses and makes filings with the U.S. Securities and Exchange Commission (the "SEC") and state securities authorities. PFPC performs certain budgeting and financial reporting and compliance monitoring activities. For the services provided as Administrator, PFPC receives annual fees equal to 0.15% of the average annual net assets of the Trust for the first $50 million in assets and 0.10% for assets in excess of $50 million, subject to certain minimum amounts. PFPC has also agreed to waive specified portions of its fees during the Fund's first year of operations, provided the Adviser would have otherwise been required to waive its fees under the voluntary waiver described under "Fund Expenses." PFPC also serves as the Transfer Agent and Dividend Paying Agent of the Fund as well as the Accounting Agent to the Fund. As Transfer Agent and Dividend Paying Agent, PFPC is responsible for administering the issuance, transfer and redemption or repurchase of shares, as well as the payment of distributions and dividends. As Accounting Agent, PFPC determines the Fund's net asset value per share and provides accounting services to the Fund.

The custodian for the Fund is PNC Bank, N.A. ("Custodian"), Philadelphia, PA 19103.

YEAR 2000

The services provided to the Fund and its shareholders by the Adviser, Distributor, Administrator, Transfer Agent and Custodian depend on the smooth functioning of their computer systems and those of their outside service providers. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. Such an event could have a negative impact on handling securities trades, payments of interest and dividends, pricing and account services. Although at this time, there can be no assurance that there will be no adverse impact on the Fund, the Adviser, Distributor, Administrator, Transfer Agent and Custodian have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000 and expect that their systems, and those of their outside service providers, will be adapted in time for that event.

                                    EXPENSES

Except as indicated above, the Fund is responsible for the payment of the pro rata portions of the Trust's expenses attributable to the Fund, as distinguished from any other series of the Trust, other than those borne by the Adviser, and such expenses may include, but are not limited to: (a) management fees; (b) the charges and expenses of the Fund's legal counsel and independent auditors; (c) brokers' commissions, mark-ups and mark-downs and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions; (d) all taxes and corporate fees payable by the Fund to governmental agencies; (e) the fees of any trade association of which the Trust or Fund is a member; (f) the cost of certificates, if any, representing shares of the Fund; (g) amortization and reimbursements of the organization expenses of the Trust or Fund and the fees and expenses involved in registering and maintaining registration of the Trust and its shares with the SEC, the costs of notice filings with the various states and the preparation and printing of the Trust's registration statements and prospectuses for such purposes; (h) allocable communications expenses with respect to investor services and all expenses of shareholders and trustees'
meetings and of preparing, printing and mailing prospectuses and reports to shareholders; (i) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business; and (j) compensation for employees of the Trust.


                         CALCULATION OF NET ASSET VALUE

PFPC determines the net asset value per share ("net asset value") of the Fund as of the close of regular trading on each day that the New York Stock Exchange is open for unrestricted trading from Monday through Friday (generally 4:00 p.m.) and on which there is a purchase or redemption of the Fund's shares. The net asset value is determined by dividing the value of the Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of the Fund, including management, distribution and shareholder servicing fees, are accrued daily and taken into account for the purpose of determining the net asset value.

Fund securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security's principal exchange on that day. Listed securities not traded on an exchange that day will be valued at the mean between the last bid and asked price on that day, if any. Unlisted securities which are quoted on the National Association of Securities Dealers National Market System for which there are sales of such securities on such day, shall be valued at the last sale price reported on such system the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and closing bid price. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Trustees. In determining fair value, the Fund or its service providers may employ an independent pricing service.

Money market securities with less than sixty days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount from cost versus par value at maturity. If the Fund acquires a money market security with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Trustees determine during such 60-day period that this amortized cost value does not represent fair market value.

Each share of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of such shares. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share, based on each share's percentage in the Fund represented by the value of such shares.

                             HOW TO PURCHASE SHARES

Shares of the Fund are offered by the Fund's distributor on a no-load basis, without the imposition of any sales or distribution fees.. Certain broker-dealers or service agents may charge investors transaction or other account fees for effecting transactions in Fund shares. The Fund's shares are offered at the net asset value per share next determined after the receipt and acceptance of a purchase order and payment in proper form by the Fund. Information on how to invest in the Fund is presented below, and any requests for applications, additional information or questions may be directed to PFPC at
(800) 282-2319.

MINIMUM INVESTMENT. The minimum initial investment for the Fund is $10,000, and subsequent investments must total at least $1,000. The minimum investment requirement for qualified retirement accounts is $1,000 and there is no minimum for subsequent investments.

PURCHASE PRICE. Purchase orders for shares of the Fund which are received in proper form and accepted by the Fund prior to the close of regular trading hours on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on any day that the Fund calculates its net asset value per share, are priced according to the net asset value determined on that day. Purchase orders received in proper form and accepted by the Fund after the close of the Exchange on a particular day are priced as of the time the net asset value per share is next determined.

IN-KIND PURCHASES. At the discretion of the Fund, investors may be permitted to purchase Fund shares by transferring securities to the Fund that: (i) meet the Fund's investment objective and policies; (ii) are acquired by the Fund for investment and not for resale purposes; and (iii) are liquid securities which are not restricted as to transfer either by law or liquidity of market. At the discretion of the Fund, the value of any such security (except U.S. Government Securities) being exchanged together with other securities of the same issuer owned by the Fund may not exceed 5% of the net assets of the Fund immediately after the transactions.

Securities transferred to the Fund will be valued in accordance with the same procedures used to determine the Fund's net asset value. All dividends, interests, subscription, or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who are permitted to transfer such securities will be required to recognize all gains or losses on such transfers, and pay taxes thereon, if applicable, measured by the difference between the fair market value of the securities and the investors' bases therein.

Purchases may be made in one of the following ways:


PURCHASES BY MAIL. Shareholders may purchase shares by sending a check drawn on a U.S. bank payable to the Kalmar "Growth-with-Value" Micro Cap Fund, along with a completed shareholder application, to Kalmar "Growth-with-Value" Fund, c/o PFPC Inc.,, P.O. Box 8965, Wilmington, DE 19899. A shareholder application sent by overnight mail should be sent to Kalmar "Growth-with-Value" Fund, c/o PFPC Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809. If a subsequent investment is being made, investors should use the purchase stub and return envelope from the most recent account statement and the check should also indicate the investor's Fund account number.

PURCHASES BY WIRE. To purchase shares by wiring federal funds, you must first notify PFPC by calling (800) 282-2319 to request an account number and furnish the Fund with a tax identification number. Following notification to PFPC, federal funds and registration instructions should be wired through the Federal Reserve System to:

                           PFPC INC.
                           C/O PNC BANK, N.A.
                           Philadelphia, PA
                           DDA #86-0179-1174
                           ABA #031 000 53
                           ATTENTION: KALMAR "GROWTH-WITH-VALUE" MICRO CAP FUND FURTHER CREDIT [SHAREHOLDER NAME AND ACCOUNT NUMBER]

For initial purchases by wire, a completed application with signature(s) of investor(s) must promptly be filed with PFPC at one of the addresses stated above under "Purchases By Mail." Investors should be aware that some banks may impose a wire service fee.


AUTOMATIC INVESTMENT PLAN. Shareholders may purchase Fund shares through an Automatic Investment Plan. The Plan provides a convenient method by which investors may have monies deducted directly from their checking, savings or bank money market accounts for investment in the Fund. Under the Plan, PFPC, at regular intervals, will automatically debit a shareholder's bank checking account in an amount of $100 or more (subsequent to the $10,000 minimum initial investment), as specified by the shareholder. A shareholder may elect to invest the specified amount monthly, bimonthly, quarterly, semi-annually or annually. The purchase of Fund shares will be effected at the net asset value at the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on or about the 20th day of the month. To obtain an Application for the Automatic Investment Plan, check the appropriate box of the Application accompanying this Prospectus or call PFPC at (800) 282-2319.

EXCHANGE PRIVILEGE. Shareholders of the Fund may exchange all or a portion of their shares of the Fund for shares of the Small Cap Fund, and shareholders of the Small Cap Fund may similarly exchange into the Fund, provided the Fund is authorized to sell its shares in the state where the purchaser is located. A purchase or redemption of shares through an exchange will be effected at the relative net asset values per share of each Fund next determined after receipt and acceptance of the request.

To obtain a Prospectus of the Small Cap Fund, or to obtain more information about exchanges or place exchange orders contact PFPC at (800) 282-2319. The Fund reserves the right to terminate or modify the exchange offer described here and will give shareholders sixty days notice of such termination or modification as required by the SEC.

                              HOW TO REDEEM SHARES

Shareholders may redeem all or a portion of their shares without charge on any day that the Fund calculates its net asset value. See "Calculation of Net Asset Value." Except as noted below, redemption requests received and accepted by PFPC prior to the close of regular trading hours on the Exchange on any business day that the Fund calculates its per share net asset value are effective at the net asset value per share determined that day. Redemption requests received and accepted by PFPC after the close of the Exchange are effective as of the time the net asset value per share is next determined. Redemption proceeds are normally sent on the next business day following receipt and acceptance by the Fund of the redemption request but, in any event, redemption proceeds are sent within seven business days of receipt and acceptance of the request, or earlier if required under applicable law. Redemption requests should be accompanied by the Fund's name and the shareholder's account number. Corporations, other organizations, trusts, fiduciaries and other institutional investors may be required to furnish certain additional documentation to authorize redemptions.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the request may be delayed until the Fund determines that the Custodian has completed collection of the purchase check which may take up to 10 days. Also, redemption requests for accounts for which purchases were made by wire may be delayed until the Fund receives a completed application for the account. The Board of Trustees may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such Exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

Shares may be redeemed in one of the following ways:


REDEMPTION BY MAIL. A written redemption request must (i) identify the shareholder's account number, (ii) state the number of shares or dollar amount to be redeemed, and (iii) be signed by each registered owner exactly as the shares are registered. A redemption request for an amount in excess of $25,000, or for any amount if for payment other than to the shareholder of record, or if the proceeds are to be sent elsewhere than the address of record, must be accompanied by a signature guarantee by a guarantor institution that is acceptable to the Fund's transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer
Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A signature and a signature guarantee are required for each person in whose name the account is registered. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees and guardians.

Written redemption instructions should be submitted to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc.,, P.O. Box 8965, Wilmington, DE 19899-9752. A redemption order sent by overnight mail should be sent to Kalmar "Growth-with-Value" Small Cap Fund, c/o PFPC Inc., 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809. A redemption request will not be deemed to be properly received until the transfer agent receives all required documents in proper form. Questions with respect to the proper form for redemption requests should be directed to the transfer agent at (800) 282-2319.


REDEMPTION BY TELEPHONE. Shareholders who prefer to redeem their shares by telephone must elect to do so by completing the telephone redemption section of the shareholder application which describes the telephone redemption procedures in more detail and requires certain information that will be used to identify the shareholder when a telephone redemption request is made. Telephone redemptions may be made in amounts up to $50,000 by instructing the transfer agent at (800) 282-2319. In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the transfer agent at the address listed above. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges. The application contains appropriate information and instructions and a form on which to make the signature guarantee.

Neither the Fund nor any of its service contractors will be liable for any loss or expense in acting upon any telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, including requesting a shareholder to correctly state his or her Fund account number, the name in which his or her account is registered, the number of shares to be redeemed and certain other information necessary to identify the shareholder.

During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that shareholders are unable to reach Rodney Square by telephone, you may make a redemption request by mail. The Fund or Rodney Square reserves the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Fund shares by wire or telephone may be modified or terminated at any time by the Fund.

REDEMPTIONS BY WIRE. Redemption proceeds may be wired to a predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Amounts redeemed by wire are normally wired on the next business day after receipt and acceptance of redemption instructions (if received before the close of regular trading on the Exchange), but in no event later than five days following such receipt and acceptance.

IN-KIND REDEMPTION. The Fund will satisfy redemption requests in cash to the fullest extent feasible, so long as such payments would not, in the opinion of the Adviser or the Board of Trustees, result in the necessity of the Fund selling assets under disadvantageous conditions and to the detriment of the remaining shareholders of the Fund. Pursuant to the Fund's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. Any portfolio securities paid or distributed in-kind would be valued as described under "Calculation of Net Asset Value." In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. In-kind payments need not constitute a cross-section of the Fund's portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where the Fund completes such redemption in-kind, the Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

INVOLUNTARY REDEMPTION. The Fund reserves the right to redeem an investor's account where the account is inactive and is worth less than the minimum initial investment when the account was established, currently $10,000. In calculating the minimum amount necessary to avoid involuntary redemption, the Fund will include amounts held in both the Fund and the Small Cap Fund together. The Fund will advise the shareholder of its intention to redeem the account in writing at least sixty (60) days prior to effecting such redemption, during which time the shareholder may purchase additional shares in any amount necessary to bring the account back to the appropriate minimum amount, and the Fund will not redeem any account that is worth less than the appropriate minimum amount solely on account of a market decline.

SYSTEMATIC WITHDRAWAL PLAN. Shareholders who own shares with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. Under the Plan, shareholders may automatically redeem a portion of their Fund shares monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Fund shares will be effected at their net asset value at the close of the NYSE on or about the 25th day of the month at the frequency selected by the shareholder. If you expect to purchase additional Fund shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporary purchases and redemption may result in adverse tax consequences. For further details about this service, see the Application or call the Transfer Agent at (800) 282-2319.


                                RETIREMENT PLANS

Shares of the Fund are available for use in all types of tax-deferred retirement plans such as IRA's, employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. Application forms and brochures describing investments in the Fund for retirement plans can be obtained from PFPC by calling (800) 282-2319. The following is a description of the types of retirement plans for which the Fund's shares may be used for investment:

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS"). Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also available for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax-deferred. A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the recordkeeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Fund's IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

PNC makes available its services as an IRA Custodian for each shareholder account that is established as an IRA. For these services, PNC receives an annual fee of $10.00 per account, which fee is paid directly to PNC by the IRA shareholder. If the fee is not paid by the date due, shares of the Fund owned by the shareholder in the IRA account will be redeemed automatically for purposes of making the payment.

401(K) PLANS AND OTHER DEFINED CONTRIBUTION PLANS. The Fund's shares may be used for investment in defined contribution plans by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Fund as a funding medium for a retirement plan qualified under the Internal Revenue Code. Such plans typically allow investors to make annual deductible contributions, which may be matched by their employers up to certain percentages based on the investor's pre-contribution earned income.

403(B)(7) RETIREMENT PLANS. The Fund's shares are also available for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Fund as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.

                          FUND PERFORMANCE INFORMATION

Advertisements, sales literature and communications to shareholders may contain measures of the Fund's performance, including various expressions of total return, current yield or current distribution rate. They may also cite statistics relating to volatility and risk and compare such measures to those of other funds. The Fund's total return may be calculated on an annualized and aggregate basis for various periods as will be stated in the advertisement. Average annual return reflects the average percentage change per year in value of an investment in the Fund. Aggregate total return reflects the total percentage change over the stated period.

The Fund may compare its investment performance to other mutual funds, or groups of mutual funds, with similar or dissimilar investment objectives and policies that are tracked or ranked by independent services such as Lipper Analytical Services, Inc. or Morningstar, Inc. or other financial or industry publications that monitor the performance of mutual funds, investment managers, and the like. The Fund may also compare its performance to unmanaged stock indices such as the Russell 2000 Small Capitalization Index, which is composed of the 2000 smallest stocks in the Russell 3000, a market value weighted index of the 3,000 largest U.S. publicly-traded companies, or the Standard & Poor's 500 Stock Index, an unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utility stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends. The Fund may also quote performance information or information relating to fund management, investment philosophy or investment techniques, that is published in financial and business publications including Money Magazine, Forbes, Barron's or The Wall Street Journal, etc. Further information about the sources for comparative performance and other information that may be utilized by the Fund, and information about the Fund's calculation of performance figures, is contained in the Fund's Statement of Additional Information.

All data will be based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the investments in the Fund, and the Fund's operating expenses. Investment performance also often reflects the risk associated with the Fund's investment objective and policies. In addition, averages are generally unmanaged, and items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its performance. These factors should be considered when comparing the Fund to other mutual funds and other investment vehicles.


                               GENERAL INFORMATION

SHARES OF BENEFICIAL INTEREST AND VOTING RIGHTS. The Trust was organized as a Delaware business trust on November 6, 1996. The Trust's Agreement and Declaration of Trust permits the trustees to issue an unlimited number of shares of beneficial interest in various series or classes (subseries) with a par value of $0.01 per share. Each series, in effect, represents a separate mutual fund with its own investment objective and policies. The Board of Trustees has the power to designate additional series or classes of shares of beneficial interest and to classify or reclassify any unissued shares with respect to such series or classes.

The Trust's Agreement and Declaration of Trust gives shareholders the right to vote: (i) for the election or removal of trustees; (ii) with respect to additional matters relating to the Trust as required by the Investment Company Act; and (iii) on such other matters as the trustees consider necessary or desirable. The shares of the Fund each have one vote and, when issued, will be fully paid and non-assessable and within each series or class, have no preference as to conversion, exchange, dividends, retirement or other features. The shares of the Trust which the trustees may, from time to time, establish, shall have no preemptive rights. The shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of trustees can elect 100% of the trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in their name on the books of the Trust. On any matter submitted to a vote of shareholders, all shares of the Trust then issued and outstanding and entitled to vote on a matter shall vote without differentiation between separate series on a one-vote-per share basis. If a matter to be voted on does not affect the interests of all series of the Trust, then only the shareholders of the affected series shall be entitled to vote on the matter.

Shareholder inquiries should be made by writing to the Trust c/o PFPC Inc., P.O. Box 8965, Wilmington, DE 19899-9752.

SHAREHOLDER MEETINGS. Pursuant to the Trust's Agreement and Declaration of Trust, the Trust does not intend to hold shareholder meetings except when required to elect trustees, or with respect to additional matters relating to the Trust as required under the Investment Company Act.


                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

The Fund intends to declare and pay annual dividends to its shareholders of substantially all of its net investment income, if any, earned during the year from its investments. The Fund will distribute net realized capital gains, if any, once with respect to each year. Expenses of the Fund, including the advisory fee, are accrued each day. Reinvestments of dividends and distributions in additional shares of the Fund will be made at the net asset value determined on the ex date of the dividend or distribution unless the shareholder has elected in writing to receive dividends or distributions in cash. An election may be changed by notifying PFPC in writing thirty days prior to record date. Shareholders may call PFPC for more information. All shares of the Fund will share proportionately in the investment income and expenses of the Fund.

The Fund intends to qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

Dividends from net investment income or net short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares. For corporate investors in the Fund, dividends from net investment income will generally qualify in part for the 70% corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources.

Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to investors as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, if purchases of shares in a Fund are made shortly before the record date for a capital gains distribution or a dividend, a portion of the investment will be returned as a taxable distribution.

Dividends which are declared in October, November or December to shareholders of record in such a month but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

A sale or redemption of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Any loss incurred on sale or exchange of a Fund's shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares.

In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. It is recommended that shareholders consult their tax advisers regarding specific questions as to federal, state, local or foreign taxes.

Each year, the Fund will mail you information on the tax status of the Fund's dividends and distributions made to you.

The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your account registration form your proper taxpayer identification number and by certifying that you are not subject to backup withholding.

The tax discussion set forth above is included for general information only. Prospective investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund. Additional information on tax matters relating to the Fund and to its shareholders is included in the Statement of Additional Information.


                              SHAREHOLDER ACCOUNTS

PFPC, as Transfer Agent, maintains for each shareholder an account expressed in terms of full and fractional shares of the Fund rounded to the nearest 1/1000th of a share. In the interest of economy and convenience, the Fund does not issue share certificates. Each shareholder is sent a statement at least quarterly showing all purchases in or redemption from the shareholder's account. The statement also sets forth the balance of shares held in the shareholder's account.

INVESTMENT ADVISER
Kalmar Investment Advisers
Barley Mill House
3701 Kennett Pike
Greenville, DE 19807



DISTRIBUTOR
Provident Distributors,  Inc.
Four Falls Corporate Center, 6th Floor
West Conshohocken, PA  19428-2961


SHAREHOLDER SERVICES
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE  19809


CUSTODIAN
PNC Bank, N.A.
1600 Market Street
Philadelphia, PA  19103


LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th & Arch Streets
Philadelphia, PA  19103-2799



AUDITORS
Coopers & Lybrand, L.L.P.
2400 Eleven Penn Center
Philadelphia, PA  19103

                    KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                    KALMAR "GROWTH-WITH-VALUE" MICRO CAP FUND

                                EACH A SERIES OF

                         KALMAR POOLED INVESTMENT TRUST
        Barley Mill House, 3701 Kennett Pike, Greenville, Delaware 19807


             STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 2, 1998


Kalmar Pooled Investment Trust (the "Trust") offers two separate series of shares, each with its own investment objective and policies. Information concerning the Kalmar "Growth-with-Value" Small Cap Fund (the "Small Cap Fund") and the Kalmar "Growth-with-Value" Micro Cap Fund (the "Micro Cap Fund") (collectively, the "Funds") is included in separate prospectuses, each dated April 2, 1998. No investment in shares should be made without first reading the applicable prospectus. A copy of each prospectus may be obtained without charge at the addresses and telephone numbers listed below.


       INVESTMENT ADVISER:                          UNDERWRITER:
    KALMAR INVESTMENT ADVISERS              PROVIDENT DISTRIBUTORS, INC.
        Barley Mill House              Four Falls Corporate Center, 6th Floor
        3701 Kennett Pike                 West Conshohocken, PA 19148-2961
       Greenville, DE 19807                        (610) 260-6533
          (302) 658-7575



--------------------------------------------------------------------------------
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONNECTION WITH THE CURRENT PROSPECTUS OF THE PARTICULAR FUND DATED APRIL 2, 1998. INVESTORS SHOULD RETAIN THIS STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
                                                                         PAGE

Kalmar Pooled Investment Trust..............................................1

Investments.................................................................1

Investment Restrictions.....................................................6

Portfolio Brokerage and Turnover............................................9

Management..................................................................9

Purchases..................................................................14

Redemptions................................................................16

Taxation...................................................................16

General Information........................................................18

Performance................................................................18

Financial Statements.......................................................20

Appendix..................................................................A-1

                         KALMAR POOLED INVESTMENT TRUST

Kalmar Pooled Investment Trust (the "Trust"), Barley Mill House, 3701 Kennett Pike, Greenville, Delaware 19807, is an open-end, diversified, management investment company which offers shares of two series representing separate portfolios of investments, the Kalmar "Growth-with-Value" Small Cap Fund (the "Small Cap Fund") and the Kalmar "Growth-with-Value" Micro Cap Fund (the "Micro Cap Fund") (each individually, a "Fund" and collectively, the "Funds."). Shares of both Funds are offered and sold on a no-load basis, without the imposition of sales or distribution charges.

                                   INVESTMENTS

Each Fund seeks to achieve its objective by following the philosophy outlined in its prospectus and by making investments selected in accordance with its investment policies and restrictions. The Funds will vary their investment strategies as described in each Fund's prospectus to achieve their objectives. This Statement of Additional Information contains further information concerning the techniques and operations employed by the Funds' investment adviser, Kalmar Investment Advisers (the "Adviser") in managing each Fund, the securities in which the Funds will invest, and the policies they will follow, and should be read in conjunction with the "Investment Objectives and Policies" section of each Fund's prospectus.

CONVERTIBLE SECURITIES
Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Funds upon conversion of a convertible security will generally be held for so long as the Adviser anticipates such stock will provide the Funds with opportunities which are consistent with the Funds' investment objectives and policies.

WARRANTS

The Funds may invest in warrants, in addition to warrants acquired in units or attached to securities. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

WHEN ISSUED, DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS
The Funds may enter into forward commitments for the purchase or sale of securities, including on a "when issued" or "delayed delivery" basis in excess of customary settlement periods for the type of security involved. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring, i.e., a when, as and if issued security. When such transactions are negotiated, the price is fixed at the time of the commitment, with payment and delivery taking place in the future, generally a month or more after the date of the commitment. While the Funds will only enter into a forward commitment with the intention of actually acquiring the security, the Funds may sell the security before the settlement date if it is deemed advisable.

Securities purchased under a forward commitment are subject to market fluctuation, and no interest (or dividends) accrues to the Funds prior to the settlement date. The Funds will maintain in segregated accounts with its Custodian (as hereinafter defined) cash or liquid securities in an aggregate amount at least equal to the amount of its outstanding forward commitments.

AMERICAN DEPOSITORY RECEIPTS
The Funds may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Funds may purchase ADRs whether they are "sponsored" or "unsponsored." "Sponsored"
ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders.

SHORT SALES
The Fund is authorized to engage in short sales of stocks which the Adviser believes are substantially overvalued. Whenever the Fund effects a short sale, it will maintain in segregated accounts cash or liquid securities equal to the difference between (a) the market value of the securities sold short and (b) any cash or securities required to be deposited as collateral with the broker in connection with the short sale (but not including the proceeds of the short sale). Until the Fund replaces the security it borrowed to make the short sale, it must maintain daily the segregated account at such a level that
(a) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short. No more than 10% of the value of the Fund's total net assets will be, when added together, (a) deposited as collateral for the obligation to replace securities borrowed to effect short sales, and (b) allocated to segregated accounts in connection with short sales.


DEBT SECURITIES-RISKS
The Funds are also authorized to invest in debt securities, which may include bonds, debentures, or notes (and cash equivalent debt securities as described below). The Funds may invest their assets in debt securities pending investment in suitable equity securities or if the Adviser believes such securities have the potential for capital appreciation as a result of improvement in the creditworthiness of the issuer. The receipt of income from such debt securities is incidental to the Funds' investment objective of capital appreciation.

The Fund may invest up to 5% of its net assets, at the time of investment, in lower rated, fixed-income securities and unrated securities of comparable quality, commonly referred to as "junk bonds." The market value of lower-rated, fixed-income securities tends to reflect individual developments affecting the issuer to a greater extent than the market value of higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower rated securities also tend to be more sensitive to economic conditions than higher rated securities. These lower rated fixed-income securities are considered by the rating agencies, on balance, to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rating categories. Even bonds rated BBB by Standard & Poor's Corporation ("S&P") or Baa by Moody's Investors Service ("Moody's"), ratings which are considered investment grade, possess some speculative characteristics.

Issuers of high yielding, fixed-income securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, the risk associated with acquiring the securities of such issuers is generally greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of high yielding securities may experience financial stress. During these periods, such issuers may not have sufficient cash flow to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. The Fund may retain an issue that has defaulted because such issue may present an opportunity for subsequent price recovery.

High yielding, fixed-income securities frequently have call or buy-back features which permit an issuer to call or repurchase the securities from the Fund. Although such securities are typically not callable for a period from three to five years after their issuance, if a call were exercised by the issuer during periods of declining interest rates, the Fund would likely have to replace such called securities with lower yielding securities, thus decreasing the net investment income to the Fund and dividends to shareholders. The premature disposition of a high yielding security due to a call or buy-back feature, the deterioration of the issuer's creditworthiness, or a default may also make it more difficult for the Fund to manage the timing of its receipt of income, which may have tax implications.

The Fund may have difficulty disposing of certain high yielding securities because there may be a thin trading market for a particular security at any given time. The market for lower rated, fixed-income securities generally tends to be concentrated among a smaller number of dealers than is the case for securities which trade in a broader secondary retail market. Generally, purchasers of these securities are predominantly dealers and other institutional buyers, rather than individuals. To the extent the secondary trading market for a particular high yielding, fixed-income security does exist, it is generally not as liquid as the secondary market for higher rated securities. Reduced liquidity in the secondary market may have an adverse impact on market price and the Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the Fund's portfolio. Current values for these high yield issues are obtained from pricing services and/or a limited number of dealers and may be based upon factors other than actual sales.

For a description of debt security ratings, please refer to the "Appendix" in the Statement of Additional Information.

LOANS OF PORTFOLIO SECURITIES.
Each Fund may lend its investment securities to approved borrowers who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, a Fund attempts to increase its income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund. Each Fund may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, (the "Investment Company Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that: (a) the borrower pledge and maintain with a Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned; (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower

"marks to the market" on a daily basis); (c) the loan be made subject to termination by a Fund at any time; and (d) the Fund receives reasonable interest on the loan (which may include the Fund investing any cash collateral in interest bearing short-term investments). All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees.

At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by the investment company's Board of Trustees. In addition, voting rights may pass with the loaned securities, but if a material event occurs affecting an investment on a loan, the loan must be called and the securities voted.

WRITING COVERED CALL OPTIONS
The general reason for writing call options is to attempt to realize income. By writing covered call options, each Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, each Fund's ability to sell the underlying security will be limited while the option is in effect unless the Fund effects a closing purchase transaction. A closing purchase transaction cancels out the Fund's position as the writer of an option by means of offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining. Each Fund writes only covered options, which means that so long as a Fund is obligated as the writer of the option it will, through its custodian, have deposited the underlying security of the option or, if there is a commitment to purchase the security, a segregated reserve of cash or liquid securities with a securities depository with a value equal to or greater than the exercise price of the underlying securities. By writing a put, a Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. Each Fund may engage in closing transactions in order to terminate put options that it has written.

PURCHASING OPTIONS
A put option may be purchased to partially limit the risks of the value of an underlying security or the value of a commitment to purchase that security for forward delivery. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from a sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out a Fund's position as purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, a Fund may purchase call options on securities held in its investment portfolio on which it has written call options or on securities which it intends to purchase.

ILLIQUID AND RESTRICTED SECURITIES.

Each Fund may invest up to 15% of its net assets in illiquid or restricted securities. Certain restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933 or commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 may be treated as liquid securities for purposes of the 15% limitation, under guidelines adopted by the Board of Trustees of the Trust. While maintaining oversight and review, the Board of Trustees has delegated to the Adviser the day-to-day functions of determining whether or not individual securities are liquid for purposes of the Fund's 15% limitation on illiquid investments (or for other purposes, such as the maintenance of liquid collateral for securities positions). The Board of Trustees of the Trust has instructed the Adviser to consider the following factors in determining the liquidity of a security purchased under Rule 144A or commercial paper issued pursuant to section 4(2);  (i) the frequency of trades and trading  volume for the security;
(ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Although having delegated the day-to-day functions, the Board of Trustees will continue to monitor and will periodically review the Adviser's selection of Rule 144A securities as well as the Adviser's determinations as to their liquidity.

If the Adviser determines that a security which was previously determined to be liquid, is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investment in such securities, the Adviser will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation including disposing of illiquid assets which may include such securities.

                             INVESTMENT RESTRICTIONS

The Funds have adopted the investment restrictions set forth below, some of which (as indicated), are fundamental policies of each Fund and cannot be changed without the approval of a majority of the Fund's outstanding voting securities. As provided in the Investment Company Act, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of:
(i) more than 50% of the outstanding shares; or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. As a matter of fundamental policy, each Fund may not:
         1. As to 75% of its total assets, invest more than 5% of the total assets of such Fund in the securities of any one issuer, other than cash or cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or other investment companies.

         2. As to 75% of its total assets, purchase more than 10% of the voting securities, or any class of securities, of any single issuer. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered as one class.

         3. Invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry, except for temporary defensive purposes. This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; investments in certificates of deposit and bankers' acceptances will not be considered investments in the banking industry; utility companies will be divided according to their services; financial service companies will be classified according to the end users of their services; and asset-backed securities will be classified according to the underlying assets securing such securities.

         4. Invest in real estate or interests in real estate, however, this will not prevent a Fund from investing in securities secured by real estate or interests therein, or in publicly-held real estate investment trusts or marketable securities of companies which may represent indirect interests in real estate.

         5. Purchase or sell commodities or commodity contracts, except that the Funds may purchase or sell stock index options, stock index futures, financial futures and related options on such futures.

         6. Issue senior securities, except that a Fund may borrow money in accordance with investment limitation 9, purchase securities on a when-issued, delayed settlement or forward delivery basis, sell securities short and enter into reverse repurchase agreements.

         7. Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by the Fund of initial or variation margin in connection with options transactions, if applicable, shall not be considered the purchase of a security on margin.

         8. Make loans of money or property, except through: (i) the purchase of debt instruments consistent with its investment objective and policies; (ii) investment in repurchase agreements; or (iii) loans of portfolio securities in a manner consistent with a Fund's investment objective and policies and the provisions of the Investment Company Act and regulations and SEC positions thereunder.

         9. Borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks (i) as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares or (ii) in connection with reverse repurchase agreements. Utilization of borrowings may exaggerate increases or decreases in an investment company's net asset value. However, the Fund will not purchase securities while borrowings exceed 5% of its total assets, except to honor prior commitments and to exercise subscription rights when outstanding borrowings have been obtained exclusively for settlements of other securities transactions.

         10. Mortgage, pledge, hypothecate or otherwise encumber its assets, except in amounts up to 33 1/3% of its total assets, but only to secure borrowings authorized in the preceding restriction or to collateralize securities trading practices described in the prospectuses and Statement of Additional Information for the Funds.


         11. Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

The policies set forth below are non-fundamental policies of each Fund and may be amended without the approval of the shareholders of the respective Funds. Each Fund will not:

         1. Purchase securities of other investment companies, except to the extent permitted under the Investment Company Act or in connection with a merger, consolidation, acquisition or reorganization, or in accordance with any exemptive order granted by the SEC.

         2. Make investments in securities for the purpose of exercising control over or management of the issuer.

         3. Invest more than 5% of its total assets in securities of issuers having a record, together with predecessors, of less than three years of continuous operation, except for certain real estate investment trusts.

         4. Purchase or sell interests in oil, gas or other mineral exploration or development programs or leases, rights or royalty contracts or exploration or development programs, except that the Fund may invest in securities of companies which invest in or sponsor such programs.

         5.     Invest  in  warrants  if,  at  the  time  of  acquisition,   its
                investment in warrants, valued at the lower of cost or market value, would exceed 5% of the Fund's net assets; included within such limitation, but not to exceed 2% of the Fund's net assets, are warrants which are not listed on the New York or American Stock Exchanges. For purposes of this policy, warrants acquired by the Fund in units or attached to securities may be deemed to be without value.


                        PORTFOLIO BROKERAGE AND TURNOVER


The Adviser, when effecting the purchases and sales of portfolio securities for the account of a Fund, will seek execution of trades either: (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange; or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Funds or the Adviser by such member, broker, or dealer when viewed in terms of either a particular transaction or the Adviser's overall responsibilities to the Trust. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Adviser may use research and services provided to it by brokers and dealers in servicing all its clients, and not all such services will be used by the Adviser in connection with the Funds. For the period from April 11, 1997 (commencement of operations) through December 31, 1997, the Small Cap Fund paid $98,814 in brokerage commisions.

While it is the policy of each Fund generally not to engage in frequent trading and turnover tactics for short-term gains, the Adviser will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. While the Funds anticipate that their annual portfolio turnover rate should not exceed 50% under normal conditions, it is impossible to predict portfolio turnover rates. The portfolio turnover rate is calculated by dividing the lesser of a Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year. High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by a Fund, or adverse tax effects. (See "Dividends, Distributions and Taxes" in the Prospectus). The portfolio turnover rate for the Small Cap Fund for the period from April 11, 1997 (commencement of operations) through December 31, 1997 was 34.39%.


                                   MANAGEMENT

INVESTMENT ADVISORY AGREEMENT



The Trust has entered into separate investment advisory agreements on behalf of each Fund with the Adviser (the "Advisory Agreements"), for the provision of investment advisory services to the Funds, subject to the supervision and direction of the Board of Trustees. Pursuant to the Advisory Agreements, each Fund is obligated to pay the Adviser a monthly fee equal to an annual rate of 1.00% of the respective Fund's average daily net assets. During the Small Cap Fund's initial fiscal year, the Adviser had voluntarily agreed to limit its advisory fees or to assume certain expenses of the Fund so that the Fund's total operating costs would not exceed 1.25% on an annualized basis. For the period from April 11, 1997 (commencement of operations) through December 31, 1997, the Small Cap Fund paid Advisory fees of $1,175,911, and no Advisory fees were waived.


The Advisory Agreements are each dated January 31, 1997, and are effective for an initial period of two years. The Agreements may be renewed after their initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the respective Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of their assignment.

General expenses of the Trust (such as costs of maintaining corporate existence, legal fees, insurances, etc.) will be allocated between the Funds in proportion to their relative net assets. Expenses which relate exclusively to a particular Fund, such as certain registration or notice filing fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

TRUSTEES AND OFFICERS
The Trustees and executive officers of the Trust and their principal occupations for the past five years are listed below:

                               POSITION AND OFFICE        PRINCIPAL OCCUPATION
NAME AND ADDRESS         AGE   WITH THE TRUST             DURING THE PAST FIVE YEARS
----------------         ---   --------------------       --------------------------
Ford B. Draper, Jr.*     54    Chairman, President and    Founder, President, Director, and Chief
Barley Mill House              Treasurer                  Investment Officer of Kalmar
3701 Kennett Pike                                         Investments since 1982; President,
Greenville, DE 19807                                      Kalmar Investment Advisers since
                                                          inception.

Wendell Fenton*          57    Trustee                    President of the law firm of Richards,
One Rodney Square                                         Layton & Finger (joined 1971).
Wilmington, DE 19801

John J. Quindlen         64    Trustee                    Trustee of each investment company of
1250 W. Southwinds                                        the Rodney Square Funds; Senior Vice
Boulevard (# 313)                                         President and Chief Financial Officer
Vero Beach, FL 32963                                      of E.I. Dupont de Nemours & Co. from
                                                          1954 through 1993 (retired).

David D. Wakefield       66    Trustee                    Retired Private Investor, Executive
P.O. Box 601                                              Secretary, Longwood Foundation and
Mendenhall, PA 19357                                      Welfare Foundation, from 1992 to 1997;
                                                          Chairman and President, J.P. Morgan
                                                          Delaware from 1989 to 1992.

David M. Reese, Jr.*     61    Trustee                    Semi-retired; previously, portfolio
Barley Mill House                                         manager, research analyst for Kalmar
3701 Kennett Pike                                         Investments from 1982 through March,
Greenville, DE 19807                                      1996.


                               POSITION AND OFFICE        PRINCIPAL OCCUPATION
NAME AND ADDRESS         AGE   WITH THE TRUST             DURING THE PAST FIVE YEARS
----------------         ---   --------------------       --------------------------
Marjorie L. McMenamin    48    Secretary; Compliance      Administration Director, Kalmar
Barley Mill House              Officer                    Investments since 1992 and Kalmar
3701 Kennett Pike                                         Investment Advisers since inception.
Greenville, DE  19807

The officers conduct and supervise the daily business operations of the Trust, while the trustees, in addition to the functions set forth under "Investment Adviser" and "Distributor" review such actions and decide on general policy. Compensation to officers and Trustees of the Trust who are affiliated with the Adviser is paid by the Adviser, and not by the Trust.

Information relating to the compensation to be paid to the Trustees of the Trust is set forth below:


                                   ESTIMATED            PENSION OR                                      TOTAL
                                   AGGREGATE            RETIREMENT                                  COMPENSATION
                                 COMPENSATION            BENEFITS               ESTIMATED          FROM TRUST AND
                                  FROM TRUST          ACCRUED AS PART        ANNUAL BENEFITS            FUND
    NAME AND                    (CURRENT FISCAL          OF TRUST                 UPON              COMPLEX PAID
    POSITION                        YEAR)1               EXPENSES              RETIREMENT            TO TRUSTEES
    --------                    ---------------       ---------------        ---------------       --------------
Ford B. Draper, Jr.                   $0                    N/A                    N/A                   $0
Wendell Fenton                      $5,000                  N/A                    N/A                 $5,000
John J. Quindlen                    $5,250                  N/A                    N/A                 $5,2500
David M. Reese, Jr.                   $0                    N/A                    N/A                   $0
David D. Wakefield                  $5,250                  N/A                    N/A                 $5,250

1 THE TRUSTEES WHO ARE BOTH "INTERESTED PERSONS" OF THE TRUST AS DEFINED IN THE INVESTMENT COMPANY ACT AND AFFILIATES OF THE ADVISER RECEIVE NO COMPENSATION FROM THE TRUST. FOR THEIR SERVICE AS TRUSTEES, THE OTHER TRUSTEES RECEIVE $3,000 IN ANNUAL FEES PLUS $500 PER TRUST MEETING ATTENDED, IN ADDITION TO REIMBURSEMENT FOR OUT-OF-POCKET EXPENSES IN CONNECTION WITH TRAVEL AND ATTENDANCE AT BOARD MEETINGS. MEMBERS OF THE AUDIT COMMITTEE ARE PAID $250 PER AUDIT COMMITTEE MEETING ATTENDED. THE TRUST HAS NOT COMPLETED A FULL FISCAL YEAR OF OPERATIONS AND, AS OF THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION, ONE MEETING OF THE BOARD OF TRUSTEES WAS HELD IN THE CURRENT FISCAL YEAR AT WHICH ALL OF THE TRUSTEES WERE PRESENT. THE AMOUNT IN COLUMN 2 REPRESENTS THE ESTIMATED AGGREGATE COMPENSATION TO BE PAID TO EACH TRUSTEE FROM THE TRUST FOR THE CURRENT FISCAL YEAR. IT IS EXPECTED THAT THE TRUST WILL HOLD FOUR TRUSTEE MEETINGS PER YEAR.

March 16, 1998, the Trustees and officers of the Trust, as a group, owned beneficially, or may be deemed to have owned beneficially, less than 1% of the outstanding shares of the Small Cap Fund.

The Trust has an Audit Committee which has the responsibility, among other things, to (i) recommend the selection of the Trust's independent auditors; (ii) review and approve the scope of the independent auditors' audit activity; (iii) review the financial statements which are the subject of the independent public auditors' certifications; and (iv) review with such independent public auditors the adequacy of the Funds' basic accounting system and the effectiveness of the Funds' internal accounting controls. There is no separate Nominating or Investment Committee. Items pertaining to these Committees are submitted to the full Board of Trustees. The Trust has not adopted a pension plan or any other plan that would afford benefits to its Trustees.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTING AGENT.

PFPC Inc. ("PFPC"), located at 400 Bellevue Avenue, Wilmington, DE 19809, provides certain administrative services to the Trust pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator:
(1) coordinates with the Custodian and Transfer Agent and monitors the services they provide to the Funds; (2) coordinates and monitors any other third parties furnishing services to the Funds; (3) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepares and, after approval by the Funds, arranges for the filing of such registration statements and other documents with the Securities and Exchange Commission and other federal and state regulatory authorities as may be required by applicable law; (8) reviews and submits to the officers of the Trust, for their approval, invoices or other requests for payment of the Funds' expenses and instructs the Custodian to issue checks in payment thereof; and (9) takes such other action with respect to the Trust or the Funds as may be necessary in the opinion of PFPC to perform its duties under the Agreement.

The Administration Agreement became effective as of January 31, 1997 between the Trust and Rodney Square Management Corporation ("Rodney Square") for an initial period of three years, and will remain in effect from year to year thereafter, provided such continuance is approved at least annually by a vote of the Trustees of the Trust. The Administration Agreement was assigned, with the approval of the Trust, from Rodney Square to PFPC effective January 19, 1998. The Administration Agreement is also terminable without payment of any penalty with respect to either Fund: (i) by the Trust on sixty (60) days' written notice to PFPC; or (ii) by PFPC on six (6) months' written notice to the Trust. The Administration Agreement may also be terminable by the Trust or PFPC for cause.

As compensation for services performed under the Administration Agreement, PFPC receives a fee payable monthly at an annual rate (as described in each Fund's Prospectus) multiplied by the average daily net assets of the Trust. The Administration fee earned by

Rodney Square for the period ended December 31, 1997 amounted to $135,814, of which $54,651 was waived.

DISTRIBUTOR
Provident Distributors, Inc. ("PDI") serves as the principal underwriter and distributor of each Fund's shares pursuant to a Distribution Agreement with the Trust. Under the terms of the Distribution Agreement, PDI agrees to use all reasonable efforts as agent to secure purchasers for the various series of the Trust. PDI also assists the Trust in the production and distribution of advertising, marketing and sales literature materials, and review such materials for compliance with applicable regulations.

The Distribution Agreement provides that PDI, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement, will not be liable to the Trust or its shareholders for losses arising in connection with the sale of Fund shares.

Each Fund shall continue to bear the expense of all notice filing fees incurred in connection with the qualification of its shares under state securities laws.

The Distribution Agreement became effective as of February 17, 1998, and will remain in effect for a period of one year. Thereafter, the Distribution Agreement continues in effect from year to year as long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or interested persons of any such party (the "Independent Trustees") and terminates automatically in the event of its assignment. The Distribution Agreement is also terminable without payment of any penalty with respect to either Fund: (i) by such Fund (by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the Fund) on sixty (60) days' written notice to PDI; or (ii) by PDI on sixty (60) days' written notice to the Fund.


                                    PURCHASES


A description of the manner in which the Funds' shares are offered to investors is set forth in each Fund's prospectus.

DEFINED CONTRIBUTION PLANS
Profit sharing plans and money purchase plans (the "Defined Contribution Plans") are for use by both self-employed individuals (sole proprietorships and partnerships) and corporations who wish to use shares of the Funds as a funding medium for a retirement plan qualified under the Internal Revenue Code.

Annual deductible contributions to the Defined Contribution Plans generally may be made on behalf of each participant in a total amount of up to the lesser of 20% of a self-employed participant's pre-contribution earned income (after reducing the earned income by the self-employed's deduction for 1/2 of his or her self-employment tax) (25% of a non-self-employed participant's wages) or $30,000. Unless the employer chooses to take Social Security contributions into account, the same percentage of earned income (or wages) must be contributed on behalf of each participant in the Defined Contribution Plans.

403(B)(7) RETIREMENT PLANS
A 403(b)(7) Plan is for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Funds as a funding medium for a retirement plan for their employees. Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes. Assets withdrawn from the 403(b)(7) Plan are subject to Federal Income tax and to the additional 10% tax discussed above under "Defined Contribution Plans."

In all these Plans, distributions of net investment income and capital gains will be automatically reinvested.

                                   REDEMPTIONS

Under normal circumstances, you may redeem your shares at any time without a fee. The redemption price will be based upon the net asset value per share next determined after receipt of the redemption request, provided it has been submitted in the manner described in the Prospectus of each Fund. See "How to Redeem Shares" in the Prospectus. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption.



                                    TAXATION

Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, a Fund must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions. The Funds have elected to be treated as regulated investment companies under Subchapter M of the Code and each intends to qualify as such for each future fiscal year. The Directors reserve the right not to maintain the qualification of the Fund as a regulated investment company if they determine such course of action to be beneficial to you. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxable as ordinary dividend income to the extent of the Fund's available earnings and profits. Shareholders will be advised annually as to the Federal income tax consequences of distributions made during the year.

An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Funds during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

Each Fund will provide an information return to shareholders describing the federal tax status of the dividends paid by the Fund during the preceding year within 60 days after the end of each year as required by present tax law. Individual shareholders will receive Form 1099-DIV and Form 1099-B as required by present tax law during January of each year. If the Fund makes a distribution after the close of its fiscal year which is attributable to income or gains earned in such earlier fiscal year, then the Fund shall send a notice to its shareholders describing the amount and character of such distribution within 60 days after the close of the year in which the distribution is made. Shareholders should consult their tax advisors concerning the state or local taxation of such dividends, and the federal, state and local taxation of capital gains distributions.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Dividends and distributions also may be subject to state and local taxes.

                               GENERAL INFORMATION

AUDITS AND REPORTS
The accounts of the Trust are audited each year by Coopers & Lybrand L.L.P., independent certified public accountants. Shareholders receive semi-annual and annual reports of the Trust including the annual audited financial statements and a list of securities owned.


PRINCIPAL HOLDERS OF SECURITIES
As of March 15, 1998, the following persons or organizations held of record 5% or more of the shares of the Fund:

                  The Trustees of Boston College         13.28%
                  Attn:  Paul Haran
                  140 Commonwealth Avenue, More 310
                  Chestnut Hill, MA  02167

                  SK LLC                                  5.27%
                  380 E. Park Center Blvd.
                  Suite 100
                  Boise, ID  83706

                  Frechette Fund Inc.                     5.10%
                  c/o Choate Hall & Stewart
                  Attn:  R.N. Hoehn
                  53 State Street
                  Boston, MA  02109


                                   PERFORMANCE

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from a Fund's investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, a Fund may include its distribution rate in advertisements. The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

The Securities and Exchange Commission rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by a Fund be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by a Fund are based on the standardized methods of computing performance mandated by the Securities and Exchange Commission. An explanation of those and other methods used by a Fund to compute or express performance follows.


CURRENT YIELD
As indicated below, current yield is determined by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period and analyzing the result. Expenses accrued for the period include any fees charged to all shareholders during the 30-day base period. According to the Securities and Exchange Commission formula:


                           Yield = 2 [(a-b +1)6 - 1]
                                       ---
                                        cd

where

    a = dividends and interest earned during the period.

    b = expenses accrued for the period (net of reimbursements).

    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

    d = the maximum offering price per share on the last day of the period.


TOTAL RETURN
As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and analyzing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Securities and Exchange Commission formula:


                                  P(1+T)n = ERV

where:

         P = a hypothetical initial payment of $1,000.

         T = average annual total return.

         n =        number of years.

         ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10-year periods, determined at the end of the 1, 5 or 10-year periods (or fractional portion thereof).


The total return for the Small Cap Fund for the period April 11, 1997 (commencement of operations) through December 31, 1997 was 46.35%.


Regardless of the method used, past performance is not necessarily indicative of future results, but is an indication of the return to shareholders only for the limited historical period used.

COMPARISONS AND ADVERTISEMENTS
To help investors better evaluate how an investment in a Fund might satisfy their investment objective; advertisements, sales literature and other shareholder communications regarding a Fund may discuss yield or total return for such Fund as reported by various financial publications or information services. Advertisements, sales literature and shareholder communications may also compare yield or total return to yield or total return of other investments, indices, and averages. The following publications, indices, and averages may be used:


Barron's                                     No Load Fund  Investor
Business Week                                New York Stock Exchange Composite
CDA Investment Technologies, Inc.            Personal Investor
Changing Times, The Kiplinger Magazine       Personal Investing News
Consumer Digest                              Russell Indices
Consumer Price Index                         S&P 500 Composite Stock Price Index
Dow Jones Composite Average                  S&P SmallCap 600 Index
Financial World                              S&P MidCap 400 Index
Forbes                                       S&P/Barra Growth & Value Indexes
Fortune                                      Success
Investment Company Data, Inc.                The New York Times
Investor's Daily                             U.S. News and World Report
Lipper Mutual Fund Performance Analysis      USA Today
Lipper Mutual Fund Indices                   ValueLine Index
Money                                        Wall Street Journal
Morningstar, Inc.                            Wiesenberger Investment Companies
Mutual Fund Values                             Services
Nasdaq Indexes                               Wilshire Indices

A Fund may also, from time to time, along with performance advertisements, present its investments, as of a current date, in the form of the "Schedule of Investments" included in the Semi-Annual and Annual Reports to the shareholders of the Trust.


                              FINANCIAL STATEMENTS


The audited financial statements and the financial highlights for the Fund for the period from April 11, 1997 (commencement of operations) through December 31, 1997, as set forth in the Fund's annual report to shareholders, and the report thereon of Coopers & Lybrand L.L.P., the Fund's independent auditors, also appearing in the Fund's annual report, are incorporated herein by reference.

                                    APPENDIX

Description of Corporate Bond Ratings

Moody's

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

INVESTMENT ADVISER
Kalmar Investment Advisers
Barley Mill House
3701 Kennett Pike
Greenville, DE 19807


DISTRIBUTOR
Provident Distributors, Inc.
Four Falls Corporate Center, 6th Floor
West Conshohocken, PA 19428-2961

SHAREHOLDER SERVICES
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE  19809

CUSTODIAN
PNC Bank, N.A.
1600 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Pepper Hamilton LLP
3000 Two Logan Square
18th & Arch Streets
Philadelphia, PA  19103-2799


AUDITORS
Coopers & Lybrand, L.L.P.
2400 Eleven Penn Center
Philadelphia, PA  19103



KL05

                         KALMAR POOLED INVESTMENT TRUST

                                    FORM N-1A

                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

              (a) Financial statements:

                     Included in Part A of this Registration Statement:
                          Financial Highlights for the period April 11, 1997 (Commencement of Operations) to December 31, 1997.

                     Incorporated by reference into Part B of this Registration Statement from Registrant's Annual Report to shareholders filed via EDGAR on February 18, 1998:

                          Financial Statements, for the period April 11, 1997
                            (Commencement of Operations) to December 31, 1997.
                          Statement of Net Assets
                          Statement of Operations
                          Statement of Changes in Net Assets
                          Financial Highlights
                          Notes to Financial Statements
                          Report of Independent Accountants

              (b) Exhibits:

              (1)  Agreement  and  Declaration  of  Trust*
              (2)  Bylaws  of  the Registrant*
              (3)  Not  Applicable
              (4)  Not Applicable
              (5)  Investment Advisory Agreement*
              (6)  Distribution Agreements:
                      (a) Distribution Agreement between the Registrant and Provident Distributors, Inc. on behalf of the Small Cap and Micro Cap Funds.
                      (b)  Not Applicable.
              (7)  Not Applicable
              (8)  Custodian Agreement*
                      (a) Assignment of Custodian Agreement
              (9)  Other Material Contracts
                      (a) Accounting Services Agreement between the Registrant and Rodney Square Management Corporation.**
                      (a)(1) Assignment of Accounting Services Agreement

                      (b) Administration Agreement between the Registrant and Rodney Square Management Corporation.**
                      (b)(1) Assignment of Administration  Agreement
                      (c) Transfer Agency Agreement between the Registrant and
                      Rodney  Square   Management Corporation.**
                      (c)(1)   Assignment  of  Transfer  Agency Agreement
              (10)  Not Applicable
              (11)  Consent of Independent Auditors
              (12)  Not Applicable
              (13)  Investment Letter*
              (14)  Not Applicable
              (15)  Not Applicable
              (16)  Schedule of Computation for Performance Data
              (17)  Financial Data Schedule***
              (18)  Not Applicable

         *PREVIOUSLY FILED WITH THE SEC ON FORM N-1A ON OCTOBER 7, 1996 AND INCORPORATED HEREIN BY REFERENCE.
         **PREVIOUSLY FILED WITH THE SEC ON FORM N-1A ON OCTOBER 20, 1997 AND INCORPORATED HEREIN BY REFERENCE.
         ***PREVIOUSLY FILED WITH THE SEC WITH THE REGISTRANT'S FORM N-SAR ON FEBRUARY 24, 1998 AND INCORPORATED HEREIN BY REFERENCE.

ITEM 25.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

              Registrant is not controlled by or under common control with any person.

ITEM 26.      NUMBER OF HOLDERS OF SECURITIES

         Number of Record Holders
         TITLE OF SERIES   AS OF MARCH 16, 1998

         Shares of Beneficial Interests of:

         Kalmar "Growth-with-Value" Small Cap Portfolio                221

         Kalmar "Growth-with-Value" Micro Cap Portfolio                1

ITEM 27. INDEMNIFICATION

                  Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Fund shall have any liability to the Trust or its shareholders, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

                  Subject to the standards and restrictions set forth in the Trust's Agreement and Declaration of Trust, the Delaware Business Trust Act, section 3817, permits a business trust to indemnify and hold harmless any trustee, beneficial owner, or other person from and against any and all claims and demands whatsoever. Section 3803 protects a trustee, when acting in such capacity, from personal liability to any person other than the business trust or a beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

                  The Agreement and Declaration of Trust provides that the Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of the By-Laws, the Trust, out of its assets, may indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustees' performance of his or her duties as a Trustee or officer of the Trust; provided that nothing in the Declaration of Trust shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                  The By-Laws provide indemnification for each Trustee and officer who was or is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Trust, that his conduct was in the Trust's best interests; (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests; and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Trust. Further, no indemnification shall be made:

                           (a) In  respect  of any  proceeding  as to which  any
                    Trustee or officer shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

                           (b) In  respect  of any  proceeding  as to which  any
                    Trustee or officer shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Trust or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

                           (c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

                  In any event, the Trust shall indemnify each officer and Trustee against expenses actually and reasonably incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties of office. The Trust shall advance to each officer and Trustee who is made a party to a proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if: (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements; and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

                  The Trustees and officers of the Trust are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Trust, whether or not the Trust would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable.

ITEM 28.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

                  KALMAR INVESTMENT ADVISERS:
                  The sole business activity of Kalmar Investment Advisers, Barley Mill House, 3701 Kennett Pike, Greenville, Delaware 19807 (the "Adviser") is to serve as investment adviser to each series of the Registrant. Information as to the ownership and officers of the Adviser is included in its Form ADV, File No. 801-16947, which is on file with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940. Such Form ADV is incorporated by reference herein.

ITEM 29. PRINCIPAL UNDERWRITER.

                (a) Investment Companies for which Provident Distributors, Inc. also acts as principal underwriter:

                       Pacific Horizon funds, Inc.
                       Time Horizon Funds
                       World Horizon Funds, Inc.
                       Pacific Innovations Trust
                       International Dollar Reserve Fund I, Ltd.
                       Municipal Fund for Temporary Investment
                       Municipal Fund for New York Investors, Inc.
                       Municipal Fund for California Investors, Inc. Temporary Investment Fund, Inc.
                       Trust for Federal Secruities
                       Columbia Common Stock Fund, Inc.
                       Columbia Growth Fund, Inc.
                       Columbia International Stock Fund, Inc.
                       Columbia Special Fund, Inc.
                       Columbia Small Cap Fund, Inc.
                       Columbia Real Estate Equity Fund, Inc.
                       Columbia Balanced Fund, Inc.
                       Columbia Daily Income Company
                       Columbia U.S. Government Securities Fund. Inc. Columbia Fixed Income Securities Fund, Inc. Columbia Municipal Bond Gund, Inc.
                       Columbia High Yield Fund, Inc.
                       The BlackRock Funds, Inc. (Distributed by BlackRock
                          Distributors, Inc., a wholly owned subsidiary of Provident Distributors, Inc.)
                       Kiewit Mutual Fund
                       Brazos Mutual Funds

                 (b) Reference is made to the Caption "Distributor" in the Prospectuses constituting Part A of this Registration
                 Statement. The information required by this Item 29 with respect to each director of the underwriter is incorporated by reference to the Form BD filed by the Underwriter with the Commission pursuant to the Securities Exchange Act of 1934, as amended under the File Number indicated:

                Provident Distributors, Inc.             SEC File No.  8-46564

ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS.

                  Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and the Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is maintained by the Registrant at Barley Mill House, 3701 Kennett Pike, Greenville, DE 19807, except for those maintained by the Registrant's administrator, transfer agent, dividend paying agent and accounting services agent, PFPC Inc., 103 Bellevue Parkway, Wilmington, DE 19809 and the Registrant's Custodian Bank, PNC Bank, N.A.

ITEM 31.            MANAGEMENT SERVICES.

                  There  are  no  management   related  service   contracts  not
         discussed in Part A or Part B.

ITEM 32.            UNDERTAKINGS.

                           (a) Inapplicable.
                           (b) Inapplicable
                           (c) The Registrant  hereby undertakes to furnish each
                    person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.
                           (d) The Registrant hereby undertakes, if requested to
                    do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders, as directed by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Kalmar Pooled Investment Trust, certifies that this Post-Effective Amendment No. 2 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant further certifies that it has duly caused this Post-Effective Amendment No. 2 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Greenville, and State of Delaware on the 2nd day of April, 1998.


                                          KALMAR POOLED INVESTMENT TRUST
                                          ------------------------------
                                          Registrant

                                          By: /S/ FORD B. DRAPER, JR.
                                              -----------------------
                                          Ford B. Draper, Jr.
                                          President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/S/ FORD B. DRAPER, JR.            Trustee,                   April 2, 1998
---------------------------
Ford B. Draper, Jr.                Chief Executive and
                                   Financial Officer

/S/ WENDELL FENTON*                Trustee                    April 2, 1998
---------------------------
Wendell Fenton

/S/ JOHN J. QUINDLEN*              Trustee                    April 2, 1998
---------------------------
John J. Quindlen

/S/ DAVID M. REESE, JR.*           Trustee                    April 2, 1998
---------------------------
David M. Reese, Jr.

/S/ DAVID D. WAKEFIELD*            Trustee                    April 2, 1998
---------------------------
David D. Wakefield

*By:     /S/ FORD B. DRAPER, JR.
         -----------------------
         Ford B. Draper, Jr.,  Attorney-in-Fact
         (Pursuant to Power of Attorney
         previously filed)

                                  EXHIBIT INDEX

Item 24(b)      Exhibits


                6a.          Distribution Agreement between the Registrant and
                             Provident Distributors, Inc.
                8.           Assignment of Custodian Agreement
                9a.          Assignment of Accounting Services Agreement
                9b.          Assignment of Administration Agreement
                9c.          Assignment of Transfer Agency Agreement
                11.          Consent of Independent Auditors
                16.          Schedule of Computation for Performance Data
                17.          Financial Data Schedule